UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

623-266-4567

Date of fiscal year end:

8/31

Date of reporting period: 2/29/12

Item 1.  Reports to Stockholders.

CLASS I SHARES

SEMI-ANNUAL REPORT

AS OF FEBRUARY 29, 2012

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Chairman’ s Letter

Investment Review

Schedules of Investments

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financials

Financial Highlights

Supplemental Information

Privacy Notice

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia

Trustee, Chairman, President & CEO

Patrick H. McCollough

Trustee

Udo W. Koopmann

Trustee

Floyd E. Seal

Trustee

Stephen H. Hamrick

Trustee

Stephen Ventimiglia

Vice President & Secretary

Jonathan W. Ventimiglia

Vice President, Assistant Secretary,

                                                                                    Treasurer & Chief Financial Officer

James S. Vitalie

Vice President

Michael J. Wagner

Chief Compliance Officer

Rose Anne Casaburri

Assistant Secretary

Richard S. Gleason

Assistant Treasurer

Investment Manager

Distributor

Saratoga Capital Management, LLC

Northern Lights Distributors, LLC

1616 N. Litchfield Rd., Suite 165

4020 South 147th Street

Goodyear, Arizona 85395

Omaha, Nebraska 68137

Transfer & Shareholder Servicing Agent

Custodian

Gemini Fund Services, LLC

BNY Mellon Corp.

4020 South 147th Street, Suite 2

1 Wall Street, 25th Floor

Omaha, Nebraska 68137

New York, New York 10286

Administrator & Fund Accounting Agent

Custody Administrator

Gemini Fund Services, LLC

Gemini Fund Services, LLC

450 Wireless Boulevard

450 Wireless Boulevard

Hauppauge, New York 11788

Hauppauge, New York 11788

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

April 17, 2012

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”).  This report covers the six months from September 1, 2011 through February 29, 2012.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’ t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy.  The Saratoga Advantage Trust’ s portfolios are managed by some of the world’ s leading institutional investment advisory firms. Combining the strength of the Trust’ s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

NEW ADDRESS AND CONTACT INFORMATION

We have relocated to beautiful Arizona, and we are pleased to inform you of our new address and contact information.

NEW ADDRESS and CONTACT INFORMATION:

SARATOGA ADVANTAGE TRUST and

SARATOGA CAPITAL MANAGEMENT, LLC

1616 N. LITCHFIELD ROAD, SUITE 165

GOODYEAR, AZ 85395-1279

Tel: (623) 266-4567

(800) 807-FUND (3863)

www.saratogacap.com

ECONOMIC OVERVIEW

As measured by the Gross Domestic Product (GDP), the United States (U.S.) economy advanced by an annualized rate of 3.0% during the fourth quarter of 2011. The Bureau of Labor Statistics reported that the U.S. unemployment rate as of February 2012 was 8.3%, with 154,871,000 people accounted for in the U.S. labor force (LF). The historic high of the U.S. LF was 154,875,000 in October 2008. From January 1948 to February 2012, the LF year-over-year average growth rate was approximately 1.49%. Had this historical growth rate remained consistent from October 2008, there would have been nearly 162.7 million people in the LF as of February 2012. With 142.0 million people being reported as employed during February 2012, a LF assumption of 162.7 million results in an unemployment rate of 12.7%. Consequently, we believe that the current unemployment rate of 8.3% is artificially low, potentially ignoring as many as 7.2 million people who may have dropped out of the LF. At the March 13, 2012 Federal Reserve (Fed) Open Market Committee meeting, the Fed released the following statement in part: “Information received since the Federal Open Market Committee met in January suggests that the economy has been expanding moderately. Labor market conditions have improved further; the unemployment rate has declined notably in recent months but remains elevated… Inflation has been subdued in recent months, although prices of crude oil and gasoline have increased lately. Longer-term inflation expectations have remained stable… the Committee expects to maintain a highly accommodative stance for monetary policy. In particular, the Committee decided today to keep the target range for the federal funds rate at 0 to 0.25 percent and currently anticipates that economic conditions--including low rates of resource utilization and a subdued outlook for inflation over the medium run--are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” The statement changed from the Fed’s August 9, 2011 statement by extending its expectation to keep exceptionally low levels for the federal funds rate “at least through late 2014,” from “at least through mid-2013.” We believe the Fed has adopted its accommodative posture partly because of the precarious U.S. employment situation. Finally, the Saratoga Inflation Index (SII), which consists of eight different commodities, assesses the direction and the degree of change in the U.S. inflation rate over the intermediate term. Our measurement’s level and chart formation in November 2011 suggested that the growth of the U.S. inflation rate should moderate over the near term. Our analysis of the SII, along with the level of capacity utilization for total industry and certain interest rate spreads, largely suggests that inflation should not cause the Fed to make any short term change in its current posture.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available.  Each Saratoga portfolio was formed to represent a single asset class, and each portfolio’ s institutional money manager was selected based on their ability to manage money within that class. Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions, and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards by which to measure the portfolios against in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to- book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’ s performance while funds that do not exist anymore may be removed from the benchmark’ s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping.  With electronic delivery you’ ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’ s up to you.  Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839.  For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of each of the Trust’ s portfolios.  Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’ s portfolios.

We remain dedicated to serving your investment needs. Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia

Chairman, President and

Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully.   This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and  mutual funds are  not  guaranteed and  the principal value and investment return can fluctuate.  Consequently, investors may receive back less than invested.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA.

0719-NLD-5/9/2012

  INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by: M.D. Sass Investor Services, Inc., New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 9/1/94 — 2/29/12*	4.95%
Ten Year: 3/1/02 — 2/29/12*	0.00%
Five Year: 3/1/07 — 2/29/12*	-5.85%
One Year: 3/1/11 — 2/29/12	-2.16%
Six Months: 9/1/11 — 2/29/12	13.06%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 30, 2011 is 1.60%.

PORTFOLIO ADVISOR COMMENTARY

The six month period ended February 29, 2012 was generally a strong one for stocks and for the Saratoga Large Capitalization Value Portfolio.  The strength experienced during this period comes off the back of a sharp decline in stocks and other risk asset classes driven by fears that the European debt crisis would pull the global economy back into recession.  European political and economic leaders have since taken steps to isolate and stabilize the “at-risk” countries and institutions leading to a rebound in stocks.  The slow economic recovery in the U.S. continues as unemployment improves and the housing market heals.  Emerging markets continue to be the engine behind the global economic recovery with all eyes on China’s ability to grow Gross Domestic Product at a high single-digit rate.

The strong absolute performance of the Saratoga Large Capitalization Value Portfolio was led by the industrial, consumer discretionary, and financial sectors.  More specifically, shares of Goodrich Corporation (0.00%), Bally Technologies (0.00%), Wyndham Worldwide (1.66%), and Prudential (2.31%) were the top performers during the six month period.  During the last six months, we have replaced numerous positions in the Portfolio that achieved our price targets with new compelling investments that we believe to have more upside potential. New positions include Carefusion (3.17%), eBay (2.75%), Sandisk (2.57%), and the Williams Corporation (2.69%).

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/29/12.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
LARGE CAPITALIZATION VALUE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
TRW Automotive Holdings Corp.	3.9%
CVS Corp.	3.7%
McKesson HBOC, Inc.	3.5%
State Street Corp.	3.3%
Watson Pharmaceuticals Corp.	3.3%
Cameron International Corp.	3.2%
Mylan Labs, Inc.	3.2%
Carefusion Corp.	3.2%
Metlife, Inc.	3.1%
Ensco International PLC	3.1%

*Based on total net assets as of February 29, 2012

Excludes short-term investments.

The Morningstar Large Value Average ("Large Value Average"), as of February 29, 2012, consisted of 1,328 mutual funds comprised of large market capitalization value stocks. The Large Value Average is not managed and it is not possible to invest directly in the Large Value Average

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

  INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by: Loomis, Sayles & Co., L.P., Boston, Massachusetts

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 9/1/94 — 2/29/12*	5.65%
Ten Year: 3/1/02 — 2/29/12*	3.20%
Five Year: 3/1/07 — 2/29/12*	5.54%
One Year: 3/1/11 — 2/29/12	6.17%
Six Months: 9/1/11 — 2/29/12	10.77%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 1.52%.

PORTFOLIO ADVISOR COMMENTARY

For the six month period ended February 29, 2012, the Saratoga Large Capitalization Growth Portfolio posted strong absolute returns.  Stock selection in the consumer discretionary and industrials sectors were the primary detractors from performance, while stock selection in health care and underweight positions in the energy and materials sectors contributed positively to performance.

Amazon.com (5.02%) was the largest detractor from performance during the period, followed by Expeditors International of Washington (3.12%) and Gilead Sciences, but their impact was not significant.  Amazon.com, one of the largest holdings in the Portfolio, came under pressure during the period.  The weakness in the stock was largely due to short-term concerns surrounding the company’ s current rate of investment and the impact on near term margins.  The company is investing heavily in fulfillment centers, which is done prior to demand support for the investment, thus having a short-term negative impact on margins.  However, these fulfillment centers are critical to support the long-term growth prospects of the company, given its significant potential growth opportunities.  We remain confident in our investment thesis for the company.

Visa (6.06%) was the largest contributor to performance. Visa is also one of the Portfolio’ s largest holdings, and the stock benefitted from the U.S. government’ s announcement of less onerous guidelines for future regulation, as well as a continued shift to card based payments.

Our investment process is characterized by bottom-up, fundamental research and a long-term time horizon. The nature of the process creates our sector positioning which is derived from our fundamental research.  Despite the prevalence of many macroeconomic themes recently, we will maintain our focus on company fundamentals while seeking to generate attractive long-term performance.  This fundamental, bottom-up approach has led to overweight positions in the information technology, financials and consumer discretionary sectors and underweight positions in the energy, industrials and materials sectors.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/29/12.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
LARGE CAPITALIZATION GROWTH PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
Google, Inc.	6.6%
Cisco System, Inc.	6.6%
Visa, Inc.	6.1%
Qualcomm, Inc.	5.3%
Oracle Corp.	5.2%
Amazon.com, Inc.	5.0%
Amgen, Inc.	5.0%
United Parcel Service, Inc.	4.4%
American Express Co.	4.3%
Zimmer Holding, Inc.	4.0%

*Based on total net assets as of February 29, 2012

Excludes short-term investments.

The Morningstar Large Growth Average ("Large Growth Average"), as of February 29, 2012, consisted of 1,750 mutual funds comprised of large market capitalization growth stocks. The Large Growth Average is not managed and it is not possible to invest directly in the Large Growth Average

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

  INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by: Vaughn Nelson Investment Management, L.P., Houston, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 1/7/03 — 2/29/12*	9.11%
Five Year: 3/1/07 — 2/29/12*	3.16%
One Year: 3/1/11 — 2/29/12	-1.91%
Six Months: 9/1/11 — 2/29/12	12.89%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 1.85%.

PORTFOLIO ADVISOR COMMENTARY

After extended weakness through last September, the stock market reversed course in October and the Portfolio produced strong returns for the six month period ended February 29, 2012. Many investors’ desire to move back to a “ risk on” trading mode reflected the announcement of more coordinated action between the Federal Reserve and the European Central Bank to address liquidity issues arising from the European sovereign debt crisis, and incrementally positive U.S. economic news. In addition, the Federal Reserve in its January 25, 2012 meeting committed to keeping interest rates near zero through 2014, and in March the Greek government successfully completed its negotiations for a reduction in outstanding debt held by private owners.  Much of the stock market’ s price movement was driven by these macro factors as opposed to individual company news.

During the period, the strongest contributors to relative returns were the Information Technology, Energy and Consumer sectors driven by strong stock selection. The only sector that detracted from relative results was the Financial sector.  Sector changes during the last six months were not significant, with modest increases to the Financial, Healthcare and Technology sectors, and reductions to the Consumer Staples, Energy and Materials sectors. Currently the Portfolio is overweight the Financial, Technology and Materials sectors, and underweight the Consumer, Energy and Industrials sectors.  With much of the Euro zone currently in a recession, global economic growth continues to slow. Thus, we continue to focus our investments on domestic companies, and those with the greatest earnings visibility.

We continue to focus on companies that have better pricing power, lower earnings variability, higher profitability and stronger balance sheets than the broader investment universe.  In addition, we are investing in companies with solid streams of recurring revenues that should perform well.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
MID CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
Crown Holdings, Inc.	2.4%
Reinsurance Group of America	2.3%
Towers & Watson & Company - Cl. A	2.3%
NCR Corp.	2.3%
EZCORP, Inc. - Cl. A	2.0%
Parametric Technology Corp.	1.9%
SEI Investment Co.	1.9%
Rovi Corp.	1.8%
XL Group PLC	1.8%
Delphi Automotive PLC	1.7%

*Based on total net assets as of February 29, 2012

Excludes short-term investments.

The Morningstar Mid Capitalization Blend Average ("Mid Cap Blend Average"), as of February 29, 2012, consisted of 445 mutual funds comprised of mid market capitalization stocks. The Mid Cap Blend Average is not managed and it is not possible to invest directly in the Mid Cap Blend Average

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

  INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by: Fox Asset Management LLC, Shrewsbury, New Jersey

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 9/1/94 — 2/29/12*	8.79%
Ten Year: 3/1/02 — 2/29/12*	7.46%
Five Year: 3/1/07 — 2/29/12*	2.47%
One Year: 3/1/11 — 2/29/12	0.29%
Six Months: 9/1/11 — 2/29/12	10.90%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 1.72%.

PORTFOLIO ADVISOR COMMENTARY

Many small capitalization stocks participated in the overall rally in the stock market during the six months ended February 29, 2012.  During the period, the Saratoga Small Capitalization Portfolio produced positive performance.  The strongest sectors during the period were the economically sensitive consumer discretionary and industrials sectors.  Regarding the Portfolio, sector selection hurt performance.  In particular, our overweight in energy and underweight in financials had a negative impact on results.  Stock selection, on the other hand, contributed positively to performance.  Most notable were stocks in the energy, consumer discretionary, and financials areas which all added to performance.

Political issues continue to dominate the headlines, creating an atmosphere of uncertainty across the globe.  In the U.S., the battles over the federal budget and the coming election reflect major problems that have yet to be resolved while the sovereign debt crisis in Europe remains a subject of concern to investors.  In spite of these and other challenges, there have been signs of an improved outlook for U.S. corporations and outside the U.S., most notably in China, growth is expected to continue, albeit at a more modest pace.

While lower quality stocks were generally the best performers over the six months ended February 29, 2012, we believe that reduced volatility and other signs indicate that higher quality strategies like ours may take the lead going forward.  We believe that our focus on companies with strong financials, experienced management, and relatively undervalued share prices positions the Portfolio well for the months ahead.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
SMALL CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
NETGEAR, Inc.	2.8%
Barnes Group, Inc.	2.6%
Protective Life Corp.	2.5%
OLD Dominion Freight Line, Inc.	2.4%
Aptargroup, Inc.	2.4%
Spirit Airlines, Inc.	2.3%
Teleflex, Inc.	2.2%
Hornbeck Offshore Services, Inc.	2.1%
JDA Software Group, Inc.	2.1%
LaSalle Hotel Properties	1.9%

*Based on total net assets as of February 29, 2012

Excludes short-term investments.

The Morningstar Small Blend Average ("Small Blend Average"), as of February 29, 2012, consisted of 679 mutual funds comprised of small market capitalization stocks. The Small Blend Average is not managed and it is not possible to invest directly in the Small Blend Average

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

  INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by: De Prince, Race & Zollo, Inc.,Winter Park, Florida

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 9/1/94 — 2/29/12*	1.35%
Ten Year: 3/1/02 — 2/29/12*	2.91%
Five Year: 3/1/07 — 2/29/12*	-5.22%
One Year: 3/1/11 — 2/29/12	-13.09%
Six Months: 9/1/11 — 2/29/12	1.10%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 2.63%.

PORTFOLIO ADVISOR COMMENTARY

Macro events, including the unresolved European debt crisis and the unprecedented downgrade of U.S. credit during the final four months of 2011, caused stock correlations to reach all-time highs and provided a difficult backdrop for our fundamental, bottom-up investment process.

The primary detractors during the past six months ended February 29, 2012 were stock selection in the U.K and the Portfolio’ s positioning in China.  U.K. based Man Group (0.97%), the hedge fund provider, and Game Group (0.00%), a PC and video game retailer, detracted from performance.  Shares in Man Group trailed as their core AHL fund fell below its high watermark, thus reducing potential earnings. The completion of Man Group’ s acquisition of GLG should provide more diverse and lower correlated streams of revenue.

During the last six months, the Portfolio averaged nearly a 15% weighting in China.  While there were certainly company specific issues which affected some holdings, the Chinese government’ s efforts to engineer a soft landing for the economy and tame inflation created a challenging environment.  We believe Chinese inflation peaked in July and we were encouraged to see Chinese policymakers begin to support policies of growth in the fourth quarter.

As the market sold off last September, we took advantage of the volatility and added high quality franchises with cyclical exposure such as Freeport-McMoran (1.00%) and Michelin (1.51%), while selling more defensive names like Reckitt Benckiser (0.00%) and Santen Pharmaceutical (0.00%). Emerging Markets continue to be attractive from a relative valuation perspective.

The substantial Long Term Refinancing Operations initiated by the European Central Bank has materially eased short term concern over debt issuance. As stock correlations continue to fall from all-time highs reached in the Fall of last year, we continue to believe our focus on fundamentals and bottom up stock picking should benefit Portfolio returns.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/29/12.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
INTERNATIONAL EQUITY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
China Everbright, Ltd.	3.1%
Investor AB	2.9%
Shanghai - Industrial Holdings, Ltd.	2.6%
Travelsky Technology Ltd.	2.4%
Total SA	2.3%
OZ Minerals, Ltd.	2.1%
Playtech, Ltd.	2.1%
British American Tobacco PLC	2.0%
Deutsche Post AG	2.0%
Indutries Qatar QSC	2.0%

*Based on total net assets as of February 29, 2012

Excludes short-term investments.

MSCI EAFE® Index (Europe, Australasia, and Far East) is a free float-adjusted, market capitalization Index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of February 29, 2012, the MSCI EAFE ® Index consisted of the following 21 develop market country indices: Australia, Austria, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This unmanaged Index assumes the reinvestment of the dividend, does not include fees and expenses (which would lower performance) and investors may not invest directly in the Index

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

  INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 1/28/03 — 2/29/12*	6.99%
Five Year: 9/1/07 — 2/29/12*	7.28%
One Year: 9/1/11 — 2/29/12	11.89%
Six Months: 9/1/11 — 2/29/12	7.46%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 2.34%.

PORTFOLIO ADVISOR COMMENTARY

Many stocks ended last summer in a swoon, amid concerns over the federal budget and rising fears of yet another economic slowdown.  However as economic data improved, the stock market began a strong rally that continued into 2012.  Our preference for strong, relatively stable businesses paid off during the correction, as these stocks generally suffered less than did others both in healthcare and in the broader market.  We did not sit on our hands though; we tried to take advantage of the dislocation by establishing positions in companies that we believe had been oversold for short-term, mainly macro reasons.  Some examples are Agilent Technologies (3.57%), a maker of life science tools, and Greatbatch (1.26%) and Zimmer (1.96%), two medical device companies.  All three of these companies operate in businesses that are more sensitive to the economy than are many other healthcare providers.  We looked past the short-term concerns and bought, in our view, quality companies at attractive prices.  All three have appreciated nicely so far, with Agilent up close to 50% in just a few months.  We funded these positions with sales of stocks that we believed had less upside potential. Performance was negatively affected by a sharp decline in the shares of institutional pharmacy provider Pharmerica (2.79%), whose merger with a competitor was denied by regulators.

The fate of Obamacare is now in the hands of the Supreme Court, which is scheduled to render a decision in June that could take any number of paths.  The consensus was that a complete repeal of the law is unlikely, but after three days of debate involving the justices of the court, this outcome does not appear to be farfetched.  The individual mandate to purchase insurance is on even shakier ground.  We believe the Portfolio is positioned to prosper regardless of the outcome.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/29/12.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
HEALTH & BIOTECHNOLOGY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
UnitedHealth Group, Inc.	6.5%
Amgen, Inc.	6.0%
Amerisource Bergen Corp.	5.5%
Mckesson Corp.	4.4%
Cardinal Health, Inc.	4.4%
Sanofi-Synthelabo SA - ADR	4.1%
AstraZeneca PLC - ADR	3.8%
Johnson & Johnson	3.8%
Waters Corp.	3.7%
Pfizer, Inc.	3.7%

*Based on total net assets as of February 29, 2012

Excludes short-term investments.

The S&P 500®Healthcare Index is a widely-recognized, unmanaged, equally-weighted Index, adjusted for capital gains distribution and income dividends, of securities of companies engaged in the healthcare/biotechnology and medical industries. Index returns assume reinvestment of dividends; unlike the Portfolio's returns, however, Index returns do not reflect any fees or expenses. Such costs would lower performance. It is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

  INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by: Loomis, Sayles & Co., L.P., Boston Massachusetts

and Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 1/7/03 — 2/29/12*	11.48%
Five Year: 3/1/07 — 2/29/12*	12.79%
One Year: 3/1/11 — 2/29/12	-2.76%
Six Months: 9/1/11 — 2/29/12	15.28%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 2.27%.

PORTFOLIO ADVISOR COMMENTARY

COMMENTARY FROM OAK ASSOCIATES, LTD. - After last summer’ s correction dragged down many technology stocks, improving economic data propelled the sector higher in late 2011 and early 2012.  Tech is cyclical, and increasing confidence about the sustainability of the economic recovery is not only driving sales but boosting interest in these stocks.  The recent improvement in employment growth, as well as the strength in capital spending by corporations, is tremendously positive.  During the sharp selloff we gradually shifted our portion of the Portfolio to a more aggressive stance, which paid off in the ensuing rally.  Standout performers for the six months ended February 29, 2012 included Latin American e-commerce company Mercadolibre (1.79%), consumer product giant Apple (9.33%), and disk drive maker Western Digital (1.31%).  Laggards included online commerce titan Amazon (1.10%), rare metals producer Molycorp (0.47%), and business software company BMC Software (1.91%).  Despite the strong run in many tech stocks, valuations remain appealing in our opinion, as earnings have generally kept  up with appreciating stock prices.  For some time now many investors have underestimated the sustainability of profit margins and free cash flow, which has kept expectations low and returns healthy.  The most obvious example of this is Apple, which has grown into the largest company in the world, in terms of market capitalization, yet still trades at what we believe is a very reasonable valuation.  We are a long way from the ebullience of the late 1990s.  In these uncertain times, we have tried to construct our portion of the Portfolio with a blend of stability – such as more predictable software and services businesses - and opportunity – such as companies that operate in the fast-growing cloud computing segment.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/29/12.  The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
TECHNOLOGY & COMMUNICATIONS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
Apple, Inc.	9.5%
Qualcomm, Inc.	5.0%
Cisco Systems, Inc.	3.6%
VMware, Inc.	3.6%
Microsoft Corp.	3.2%
Oracle Corp.	3.0%
Cognizant Technology Solutions Corp.	2.8%
Intel Corp.	2.4%
Applied Materials, Inc.	2.2%
Northrop Grumman Corp.	2.2%

*Based on total net assets as of February 29, 2012

Excludes short-term investments.

The Lipper Science & Technology Funds Index is an equal-weighted performance Index, adjusted for capital gain distribution and income dividends, of the largest qualifying funds within the Science and Technology fund classification, as defined by Lipper. Indexes are not managed and it is not possible directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

  INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by: Loomis, Sayles & Co., L.P., Boston, Massachusetts

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 1/7/03 — 2/29/12*	12.06%
Five Year: 3/1/07 — 2/29/12*	4.44%
One Year: 3/1/11 — 2/29/12	-12.30%
Six Months: 9/1/11 — 2/29/12	6.77%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 2.69%.

PORTFOLIO ADVISOR COMMENTARY

For the six month period ended February 29, 2012, the Saratoga Energy & Basic Materials Portfolio witnessed positive performance.  Though crude prices rose roughly 20%, this period was marked by substantial volatility in the commodity (having declined 23% from the beginning of August through early October before rebounding more than 40% through the end of February).  Many energy and materials stocks exhibited similar volatility during this period, providing us with the opportunity to add to high conviction names at discount prices and initiate new positions in stocks that had been unduly punished in our opinion.   These actions have benefited performance, with the Portfolio delivering positive returns following a challenging August/September period.  The stocks that contributed most to performance in the period were Cobalt International (4.22%), El Paso Corp. (4.26%), Plains Exploration & Production (4.64%), and LyondellBasell Industries (4.34%).  Our biggest detractors were Cliffs Natural Resources (3.34%), Tesco Corp.(0.00%), and Consol Energy (3.65%), which suffered disproportionately in the late summer sell-off and didn't recover.  Of these names, the only position that we have eliminated is Tesco Corp., as we lost confidence in the company's ability to generate growth in the face of declining natural gas prices and a flattening rig count.

Over the near-term, volatility is likely to persist in the energy and materials sectors, creating both challenges and opportunities.  Geopolitical tensions in the Middle East are likely to keep crude prices well supported through the summer, though fundamentals might suggest a modestly lower price from today's levels.  With Brent oil now trading above $120/barrel, fears of demand destruction have crept into the oil market and investors are rightfully concerned about the effects that higher crude prices may have on economic recovery.  Still, we find many valuations within the energy and materials space to be very appealing and view crude volatility within a band ($100-130/barrel) to be supportive of the medium-term opportunity in the space.  Eventually, we believe that geopolitical tensions will ease, returning the space to more normal conditions where we can leverage our core strength of stock selection to try to help returns.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/29/12.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
ENERGY & BASIC MATERIALS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
Royal Dutch Shell PLC - ADR	4.7%
Plains Exploration & Production Co.	4.6%
BG Group PLC	4.4%
Cameron International Corp.	4.4%
Exxon Mobil Corp.	4.4%
Edison International	4.4%
LyondellBasell Industries	4.3%
El Paso Corp.	4.3%
Cobalt International, Inc.	4.2%
Schlumberger, Ltd.	4.1%

*Based on total net assets as of February 29, 2012

Excludes short-term investments.

The Lipper Natural Resources Funds Index is an equal-weighted performance Index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds within the Natural Resources fund classification, as defined by Lipper.  Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

  INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by: Loomis, Sayles & Co., L.P., Boston, Massachusetts

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 1/7/03 — 2/29/12*	-1.04%
Five Year: 3/1/07 — 2/29/12*	-12.05%
One Year: 3/1/11 — 2/29/12	-11.51%
Six Months: 9/1/11 — 2/29/12	9.24%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 4.19%.

PORTFOLIO ADVISOR COMMENTARY

For the six month period ended February 29, 2012, the Saratoga Financial Services Portfolio gained ground. The Portfolio’ s performance is largely attributable to good stock selection in the asset manager and regional bank sectors, while an underweight position in the large investment banks and brokers caused much of the detraction from performance.

The Portfolio’ s capital markets overweight was driven by asset managers, including holdings in Invesco (4.37%) and Blackrock (4.08%). These stocks were positive contributors to performance due in part to the firms’ strong organic flows, global distribution and diversified fund performance. We added to Invesco in October and again in January, as we expect the stock’ s organic growth to outpace other companies as the stock market recovers. Domestic banks with improving fundamentals and strong balance sheets like Fifth Third (4.05%) and First Financial Bancorp (1.77%) performed very well during the period.  Digital Realty (2.83%), a technology data center REIT, also added to the Portfolio’ s performance. Weak relative performance came from CME (0.00%), a derivatives exchange stock that suffered with slow volumes and regulatory issues.

We continue to believe that the U.S. economy will recover slowly, but that the markets will remain volatile. In this environment, owning core positions in high quality, durable financial stocks is paramount in our view.  We define high quality by stability of earnings and book value, efficient use of capital and stable cash generation over time.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/29/12.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
FINANCIAL SERVICES PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
Berkshire Hathaway, Inc.	5.6%
Wells Fargo & Co.	4.6%
Franklin Resources, Inc.	4.5%
Citigroup, Inc.	4.5%
The Travelers Co., Inc.	4.5%
Invesco Ltd.	4.4%
Ace, Ltd.	4.3%
U.S. Bancorp.	4.2%
Metlife, Inc.	4.1%
Blackrock, Inc.	4.1%

*Based on total net assets as of February 29, 2012

Excludes short-term investments.

The Lipper Financial Services Funds Index is an equal, dollar-weighted Index of the 30 largest mutual funds within the Financial Services fund classification defined by Lipper. The Index is adjusted for the reinvestment of capital gains income dividends. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

  INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by: Fox Asset Management LLC, Shrewsbury, New Jersey

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 9/1/94 — 2/29/12*	4.84%
Ten Year: 3/1/02 — 2/29/12*	3.97%
Five Year: 3/1/07 — 2/29/12*	4.50%
One Year: 3/1/11 — 2/29/12	3.67%
Six Months: 9/1/11 — 2/29/12	1.53%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 1.52%.

PORTFOLIO ADVISOR COMMENTARY

During the last six months ended February 29, 2012, the U.S. economy expanded moderately, despite a slowdown abroad.  There has been slow but steady improvement in the unemployment rate and consumer spending has begun to pick up.  Treasury prices generally rallied during this period, and the change in yield on the ten year note went from 2.22% to 1.97%.

In general, corporate bonds outperformed Treasury securities during this period.  The option adjusted spread (OAS) which started the period at 208 tightened to an OAS of 181 at the end of the period.  Treasury Inflation Protected Securities also generally outperformed nominal Treasury’ s as the fear of future inflation has begun to rise.

In the Saratoga Investment Quality Bond Portfolio we continue to keep interest rate sensitivity low with interest rates at extreme lows.  During the past two quarters, we reinvested the proceeds from bonds that have matured into high quality securities.  We also added to our Treasury Inflation Protected Securities (TIPS) exposure.

Finally, we continue to manage the Portfolio with an overweight in corporate credits and an underweight in U.S. Treasuries.  Credit fundamentals are still strong and most companies are not increasing debt.  We continue to invest a portion of the Treasury position in TIPS, which are Treasury Securities that are indexed to inflation.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
INVESTMENT QUALITY BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
Federal Home Loan Mortgage, 5.125%, 10/18/2016	9.3%
Federal National Mortgage, 4.125%, 4/15/2014	7.4%
U.S. Treasury Notes - TIPS, 0.625%, 4/15/2013	5.4%
General Electric Capital Corp., 5.500%, 1/8/2020	5.3%
Federal National Mortgage Association,
5.00%, 4/15/2015	4.2%
Citigroup, Inc., 5.30%, 10/17/2012	3.9%
BB&T Corp., 4.90%, 6/30/2017	3.5%
Health Care REIT, Inc., 5.875%, 5/15/2015	3.5%
Prudential Financial, Inc., 6.00%, 12/1/2017	3.4%
WR Berkley Corp., 5.60%, 5/15/2015	3.4%

*Based on total net assets as of February 29, 2012

Excludes short-term investments.

The Lipper Short-Intermediate Investment grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

  INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by: Fox Asset Management LLC, Shrewsbury, New Jersey

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 9/1/94 — 2/29/12*	3.88%
Ten Year: 3/1/02 — 2/29/12*	2.86%
Five Year: 3/1/07 — 2/29/12*	2.54%
One Year: 3/1/11 — 2/29/12	5.48%
Six Months: 9/1/11 — 2/29/12	2.52%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 1.62%.

PORTFOLIO ADVISOR COMMENTARY

In general, the municipal bond market delivered positive results for the six months ended February 29, 2012 as concerns over the financial health of state and local governments began to dissipate.  Much of the economic data released in the U.S. during this period continued to show an improving U.S. economy but at a growth trajectory slower than past recoveries.  We continue to position the Portfolio with a shorter duration so if interest rates rise the Portfolio should experience less sensitivity to higher interest rates.  Treasury yields continue to remain at ultra low levels with the ten year yield at 1.97% at the end of the period, down from a 2.22% yield six months ago.  We continue to have the Portfolio underweight in some of the states we believe are fiscally weaker than others.

In our view, the Saratoga Municipal Bond Portfolio continues to be conservatively positioned both in regards to rates and credit, with an average rating of AA.  The tax revenues for many state and local governments should begin to strengthen as the economy slowly grows.  We believe that the economy has stabilized and employment will improve, but at a moderate pace compared to past recoveries.  Many state and local governments have begun to focus on improving their balance sheets by reducing spending.  We think the longer-term fundamentals will prevail and accordingly, we remain cautious on municipal credits and interest rates.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
MUNICIPAL BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
State of Louisiana Unref Bal- Ser, 5.00%, 9/1/19	4.5%
City of Anchorage Schools, Series A, 5.00%, 10/1/20	4.5%
Wilmington, NC Water & Sewer System, Revenue, 5.00%, 6/1/23	4.3%
Mercer County School District Finance Corp., School Building Revenue, 4.125%, 5/1/23	4.2%
Texas State Water Assistance, Series A, 4.50%, 8/1/22	4.2%
Kirksville, MO R-III School District, 5.00%, 3/1/20	4.0%
University of Maine System Revenue, 4.50%, 3/1/26	4.0%
Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	3.9%
West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA	3.7%
State of South Carolina, Economy Development, 4.50%, 8/1/22	3.6%

*Based on total net assets as of February 29, 2012
Excludes short-term investments.

The Lipper General Municipal Bond Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit rating. Indexes are not managed, and it is not possible to invest directly in the Index.

The Barclays Municipal Bond Index consist of approximately 25,000 municipal bonds which are selected to be representative of the long-term, investment grade tax-exempt bond market. The bonds selected for the index have the following characteristic: a minimum credit rating of at least Baa; an original issue of at least $50 million; at least $3 million of the issue outstanding; issued within the last five years; and a maturity of at least one year. The Barclays Index is an unmanaged index which does not include fees and expenses. Investors may nit invest directly in the Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

  INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by: CLS Investments, LLC, Omaha, Nebraska

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield¹	U.S. Government Money Market Portfolio (Class I)
2/29/12	0.01%

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 9/1/94 — 2/29/12*	2.55%
Ten Year: 3/1/02 — 2/29/12*	1.15%
Five Year: 3/1/07 — 2/29/12*	0.84%
One Year: 3/1/11 — 2/29/12	0.01%
Six Months: 9/1/11 — 2/29/12	0.00%

¹ The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

* Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 0.99%.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

  INVESTMENT REVIEW

JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO

Advised by: Armored Wolf, LLC, Irvine, California

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 2/1/11 — 2/29/12*	2.94%
One Year: 3/1/11 — 2/29/12	2.95%
Six Months: 9/1/11 — 2/29/12	0.35%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 1.36%.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
U.S Treasury Notes-TIPS, 1.25% 4/15/2014	18.1%
U.S Treasury Notes-TIPS, 0.125% 4/15/2016	16.3%
U.S Treasury Notes-TIPS, 2.125% 2/15/2041	6.4%
U.S Treasury Notes-TIPS, 1.125% 1/15/2021	3.5%
iShares JP Morgan EM Bond Fund	2.8%
East Lane RE Ltd, 5.76%, 3/14/14	2.5%
iPath DJ-UBS Commodity Index Total Return	2.4%
SPDR Gold Shares	2.1%
iShares MSCI Emerging Markets Index Fund	2.0%
DTEK Finance BV, 9.50%, 4/28/15	2.0%

*Based on total net assets as of February 29, 2012

Excludes short-term investments.

Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

  INVESTMENT REVIEW

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

Advised by: Ascent Investment Advisors, LLC, Greenwood Village, Colorado

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Period Ended February 29, 2012
Class I
Inception: 8/1/11 — 2/29/12*	-1.10%
Six Months: 9/1/11 — 2/29/12	7.23%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’ s prospectus dated December 30, 2011 is 2.51%.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*		Portfolio Composition*
	% of
Company	Net Assets
Associated Estates Realty Corp.	5.7%
American Campus Communities, Inc.	5.2%
Westfield Group	4.9%
Mercialys SA	4.5%
American Tower Corp.	4.0%
Medical Properties Trust, Inc.	3.7%
Sabra Health Care REIT, Inc.	3.6%
Alstria Office REIT	3.6%
Hongkong Land Holding Ltd.	3.5%
Agree Realty Corp.	3.4%

*Based on total net assets as of February 29, 2012

Excludes short-term investments.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
February 29, 2012

Shares			Value
	COMMON STOCK - 98.4%
	AUTO PARTS & EQUIPMENT - 3.9%
16,300	TRW Automotive Holding Corp. *		$ 745,562

	BANKS - 3.3%
15,000	State Street Corp.		633,450

	CHEMICALS - 2.3%
4,400	FMC Corp.		435,468

	COMMERCIAL SERVICES - 5.4%
38,900	Hertz Global Holding, Inc. *		556,270
4,000	Visa, Inc. - Cl. A		465,480
			1,021,750
	COMPUTERS - 2.6%
9,900	Sandisk Corp. *		489,654

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
19,200	NYSE Euronext		571,584

	ENGINEERING & CONSTRUCTION - 2.4%
9,700	Chicago Bridge & Iron Co. NV - ADR		451,244

	FOOD - 1.7%
16,200	Sara Lee Corp.		328,050

	HAND/MACHINE TOOLS - 1.5%
3,800	Stanley Black & Decker, Inc.		291,840

	HEALTHCARE-PRODUCTS - 6.1%
9,600	Baxter International, Inc.		558,049
23,400	Carefusion Corp. *		603,954
			1,162,003
	INSURANCE - 7.3%
15,300	MetLife, Inc.		589,815
7,200	Prudential Financial, Inc.		440,352
6,250	Reinsurance Group of America, Inc.		360,437
			1,390,604
	INTERNET - 5.3%
14,700	EBAY, Inc. *		525,378
25,700	Liberty Media Holding Corp. *		482,132
			1,007,510
	LODGING - 1.6%
7,200	Wyndham Worldwide Corp.		316,728

	MACHINERY-DIVERSIFIED - 2.7%
4,400	Flowserve Corp.		521,708

	MINING - 2.9%
9,500	Newmont Mining Corp.		564,300

	MISCELLANEOUS MANUFACTURING - 3.0%
10,800	Tyco International, Ltd.		559,656

	OIL & GAS - 5.7%
10,100	Ensco PLC - ADR		588,830
4,800	Occidental Petroleum Corp.		500,976
			1,089,806

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Shares			Value
	OIL & GAS SERVICES - 10.8%
8,300	Baker Hughes, Inc.		$ 417,324
11,100	Cameron International Corp. *		618,381
14,400	Halliburton Co.		526,896
31,100	Weatherford International Ltd. *		496,978
			2,059,579
	PHARMACEUTICALS - 12.5%
8,000	McKesson Corp.		668,080
26,000	Mylan, Inc. *		609,440
12,900	Sanofi Synthelabo SA-ADR		477,687
10,800	Watson Pharmaceuticals, Inc. *		629,856
			2,385,063
	PIPELINES - 2.7%
17,200	Williams Cos., Inc.		513,936

	REITS - 2.7%
30,900	Annaly Capital Management, Inc.		513,558

	RETAIL - 6.0%
15,800	CVS Caremark Corp.		712,580
8,900	Kohl's Corp.		442,152
			1,154,732
	TELECOMMUNICATIONS - 3.0%
9,100	QUALCOMM, Inc.		565,838

	TOTAL COMMON STOCK (Cost - $16,845,939)		18,773,623

	SHORT-TERM INVESTMENTS - 2.3%
440,727	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/12
	(Cost - $440,727)		440,727

	TOTAL INVESTMENTS - 100.7% (Cost - $17,286,666) (a)		$ 19,214,350

	OTHER ASSETS AND LIABILITIES - (0.7) %		(139,212)

	TOTAL NET ASSETS - 100.0%		$ 19,075,138

	* Non-income producing securities.
	ADR - American Depository Receipt

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,141,227
		Unrealized depreciation:	(213,543)
		Net unrealized appreciation:	$ 1,927,684

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
February 29, 2012

Shares			Value
	COMMON STOCK - 99.0%
	ADVERTISING- 2.3%
10,852	Omnicom Group, Inc.		$ 536,523

	BEVERAGES- 3.9%
9,082	Coca-Cola Co. (The)		634,469
2,744	Diageo PLC		262,217
			896,686
	BIOTECHNOLOGY - 5.0%
16,818	Amgen, Inc.		1,142,783

	COMERCIAL SERVICES - 11.6%
7,210	Automatic Data Processing, Inc.		391,647
45,000	SEI Investment Co.		888,750
11,963	Visa, Inc.		1,392,134
			2,672,531
	COSMETICS/PERSONAL CARE - 3.0%
10,152	Procter & Gamble Co. (The)		685,463

	DIVERSIFIED FINANCIAL SERVICES - 8.9%
18,486	American Express Co.		977,725
3,250	Franklin Resources, Inc. +		383,143
9,192	Greenhill & Co., Inc.		404,080
10,178	Legg Mason, Inc.		278,775
			2,043,723
	FOOD - 3.2%
54,206	Danone		736,660

	HEALTHCARE-PRODUCT/WARES- 5.6%
9,703	Medtronic, Inc.		369,878
15,060	Zimmer Holdings, Inc. *		914,895
			1,284,773
	HOUSEHOLD PRODUCT/WARES- 1.6%
5,299	Clorox Co.		358,265

	INTERNET - 12.8%
6,421	Amazon.com, Inc. *		1,153,789
7,619	Blue Nile, Inc. * +		271,617
2,461	Google, Inc. *		1,521,513
			2,946,919
	MEDIA - 2.0%
5,320	Factset Research Systems, Inc.		464,968

	OIL & GAS SERVICES - 1.8%
5,383	Schlumberger, Ltd.		417,775

	PHARMACEUTICALS - 4.6%
13,870	Merck & Co., Inc.		529,418
9,440	Novartis AG		514,574
			1,043,992
	RETAIL - 4.0%
9,565	Home Depot, Inc.		455,007
13,627	Lowe's Cos., Inc		386,734
1,358	Target Corp.		76,985
			918,726
	SEMICONDUCTORS - 1.0%
2,659	Altera Corp.		102,239
3,166	Analog Devices, Inc.		124,139
19,440	QUALCOMM, Inc.		1,208,779
			1,435,157
	SOFTWARE - 8.4%
23,095	Microsoft Corp.		733,035
40,880	Oracle Corp.		1,196,558
			1,929,593

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Shares			Value
	TELECOMMUNICATIONS - 11.8%
75,836	Cisco Systems, Inc.		$ 1,507,620

	TRANSPORTATION - 7.5%
16,436	Expeditors International of Washington, Inc.		717,103
13,111	United Parcel Service, Inc.		1,008,105
			1,725,208

	TOTAL COMMON STOCK (Cost - $22,183,227)		22,747,365

	SHORT-TERM INVESTMENTS - 1.2%
263,628	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/12
	(Cost - $263,628)		263,628

	COLLATERAL FOR SECURITIES LOANED - 3.5%
794,719	BNY Mellon Overnight Government Fund, to yield 0.18%, 3/1/12
	(Cost - $794,719)		$ 794,719

	TOTAL INVESTMENTS - 103.7% (Cost - $23,241,574) (a)		$ 23,805,712

	OTHER ASSETS AND LIABILITIES - (3.7) %		(842,300)

	TOTAL NET ASSETS - 100.0%		$ 22,963,412

	* Non-income producing securities.
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,725,450
		Unrealized depreciation:	(1,161,312)
		Net unrealized appreciation:	$ 564,138

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
February 29, 2012

Shares			Value
	COMMON STOCK - 98.0%
	AGRICULTURE - 1.6%
1,625	Lorillard, Inc.		$ 213,005

	AUTO PARTS & EQUIPMENT - 5.9%
4,275	Navistar International Corp. *		178,609
1,625	Autoliv, Inc.		108,225
7,375	Delphi Automotive PLC *		236,000
2,050	Tenneco, Inc. *		78,925
3,425	WABCO Holdings, Inc. *		203,753
			805,512
	BANKS - 2.7%
4,600	Comerica, Inc.		136,574
38,875	Huntington Bancshares, Inc.		227,224
			363,798
	BIOTECHNOLOGY - 1.2%
3,425	Life Technologies Corp. *		162,037

	CHEMICALS - 4.5%
1,800	Airgas, Inc.		148,194
2,350	Celanese Corp.		111,790
2,000	FMC Corp.		197,940
2,600	International Flavors & Fragrances, Inc.		148,278
			606,202
	COMMERCIAL SERVICES - 5.7%
2,650	Global Payments Inc.		136,793
13,050	SEI Investments Co.		257,737
4,800	Towers Watson & Co.		306,912
1,675	Verisk Analytics, Inc. *		72,862
			774,304
	COMPUTERS - 2.3%
14,100	NCR Corp. *		306,252

	DISTRIBUTION/WHOLESALE - 1.2%
2,850	WESCO International, Inc. *		179,236

	ELECTRIC - 6.7%
7,700	CMS Energy Corp.		164,857
4,775	Edison International		199,929
10,500	Great Plains Energy, Inc.		207,690
9,000	NV Energy, Inc.		141,120
7,075	PPL Corp.		201,991
			915,587
	ELECTRONICS - 1.2%
3,775	Agilent Technologies, Inc. *		164,666

	FOOD - 3.3%
2,225	Corn Products International		127,604
2,600	JM Smucker Co. (The)		195,832
1,775	Ralcorp Holdings, Inc. *		132,415
			455,851
	HAND/MACHINE TOOLS - 1.4%
3,100	Snap-On, Inc.		189,503

	HEALTHCARE-PRODUCTS - 0.5%
1,500	Sirona Dental Systems, Inc. *		74,850

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Shares			Value
	HEALTHCARE-SERVICES - 2.4%
8,325	HCA Holdings, Inc.		$ 222,028
1,125	Laboratory Corp of America *		101,126
			323,154
	HOUSEHOLD PRODUCTS/WARES - 1.6%
5,975	Jarden Corp.		210,738

	INSURANCE - 5.7%
5,350	Reinsurance Group of America, Inc.		308,534
6,150	Willis Group Holdings PLC		220,662
11,575	XL Group PLC		240,760
			769,956
	INTERNET - 1.0%
8,125	Digital River, Inc. *		143,406

	INVESTMENT COMPANIES - 2.6%
19,825	Apollo Investment Corp.		139,172
12,475	Ares Capital Corp.		207,958
			347,130
	MACHINERY DIVERSIFIED - 2.1%
2,425	AGCO Corp. *		125,203
1,300	Flowserve Corp.		154,141
			279,344
	MEDIA - 3.2%
7,250	CBS Corp.		216,775
4,775	Discovery Communications, Inc. *		222,754
			439,529
	OIL & GAS - 1.9%
800	Helmerich & Payne, Inc.		49,040
1,175	Noble Energy, Inc.		114,739
875	Pioneer Natural Resources Co.		95,935
			259,714
	OIL & GAS SERVICES - 1.4%
6,325	Superior Energy Services, Inc. *		185,575

	PACKAGING & CONTAINERS - 3.9%
8,750	Crown Holdings, Inc. *		323,488
7,075	Packaging Corp. of America		209,703
			533,191
	PHARMACEUTICALS - 2.6%
3,003	Valeant Pharmaceuticals International, Inc. *		158,909
12,000	Warner Chilcott PLC		200,760
			359,669
	PIPELINES - 1.1%
5,650	El Paso Corp.		157,127

	REITS - 5.9%
8,825	Apartment Investment & Management Co.		219,213
14,773	Host Hotels & Resorts, Inc.		233,118
9,125	Kimco Realty Corp.		167,717
2,475	SL Green Realty Corp.		188,224
			808,272
	RETAIL - 6.8%
5,150	Big Lots, Inc. *		225,828
2,000	Darden Restaurants, Inc.		101,980
8,625	Ezcorp, Inc. *		271,688
1,875	PVH Corp.		159,394
3,650	Signet Jewelers, Ltd.		171,185
			930,075

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Shares			Value
	SAVINGS & LOANS - 1.7%
23,775	First Niagara Financial Group, Inc.		$ 227,289

	SEMICONDUCTORS - 4.2%
4,100	Altera Corp.		157,645
4,400	Avago Technologies, Ltd.		165,484
7,075	Rovi Corp. *		251,021
			574,150
	SOFTWARE - 10.4%
7,400	Allscripts Healthcare Solutions, Inc. *		142,968
4,975	BMC Software, Inc. *		186,264
7,450	Broadbridge Financial Solutions, Inc.		181,333
3,100	Fiserv, Inc. *		205,530
2,725	Intuit, Inc.		157,614
4,025	Nuance Communications, Inc. *		104,328
9,700	Parametric Technology Corp. *		258,990
3,600	Solera Holdings, Inc.		172,800
			1,409,827
	TOYS/GAMES/HOBBIES - 1.3%
5,150	Hasbro, Inc.		181,898

	TOTAL COMMON STOCK (Cost - $11,051,628)		13,350,847

	SHORT-TERM INVESTMENTS - 2.4%
320,240	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/12
	(Cost - $320,240)		320,240

	COLLATERAL FOR SECURITIES LOANED - 2.5%
343,339	BNY Mellon Overnight Government Fund, to yield 0.18%, 3/1/12		$ 343,339
	(Cost - $343,339)

	TOTAL INVESTMENTS - 102.9% (Cost - $11,715,207) (a)		$ 14,014,426

	OTHER ASSETS AND LIABILITIES - (2.9) %		(394,330)

	TOTAL NET ASSETS - 100.0%		$ 13,620,096

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,636,391
		Unrealized depreciation:	(337,172)
		Net unrealized appreciation:	$ 2,299,219

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
February 29, 2012

Shares			Value
	COMMON STOCK - 97.0%
	AEROSPACE/DEFENSE - 2.0%
10,300	AAR Corp.		$ 227,115

	AIRLINES - 2.3%
13,400	Spirit Airlines, Inc. *		261,702

	APPAREL - 4.9%
4,100	Carter's, Inc. *		199,137
6,400	Hanesbrands, Inc. *		183,872
10,100	Iconix Brand Group, Inc. *		183,416
			566,425
	BANKS - 8.3%
10,000	MB Financial, Inc.		199,000
16,600	National Penn Bancshares, Inc.		145,250
5,000	Prosperity Bancshares, Inc.		218,700
8,900	Trustmark Corp.		209,862
14,400	Umpqua Holding Corp.		177,408
			950,220
	CHEMICALS - 3.7%
3,800	Innophos Holdings, Inc.		191,444
9,700	RPM International, Inc.		231,539
			422,983
	COMMERCIAL SERVICES - 5.3%
7,200	Brink's Co. (The)		181,800
5,300	MAXIMUS, Inc.		221,063
3,200	Towers Watson & Co.		204,608
			607,471
	DISTRIBUTION/WHOLESALE - 1.8%
7,100	Owens & Minor, Inc.		212,716

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
5,900	Stifel Financial Corp. *		221,427

	ELECTRIC - 3.0%
4,500	Cleco Corp.		173,160
6,800	Portland General Electric Co.		167,552
			340,712
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
5,600	General Cable Corp. *		173,432

	ELECTRONICS - 1.2%
3,200	Itron, Inc. *		142,144

	ENGINEERING & CONSTRUCTION - 4.5%
4,200	Chicago Bridge & Iron Co. - ADR		195,384
5,500	EMCOR Group, Inc.		152,900
9,900	Mastec, Inc. *		174,141
			522,425
	ENTERTAINMENT - 1.2%
4,300	Madison Square Garden, Inc. *		136,955

	ENVIRONMENTAL CONTROL - 1.8%
13,900	Calgon Carbon Corp. *		210,029

	FOOD - 3.9%
4,500	J&J Snack Foods Corp.		225,765
3,400	Lancaster Colony Corp.		221,578
			447,343
	FOREST PRODUCTS & PAPER - 1.0%
1,800	Buckeye Technologies, Inc.		61,488

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Shares			Value
	HEALTHCARE-PRODUCTS - 3.8%
4,200	Teleflex, Inc.		$ 248,934
4,600	West Pharmaceutical Services, Inc.		191,360
			440,294
	HEALTHCARE-SERVICES - 1.4%
3,400	Magellan Health Services, Inc. *		160,684

	INSURANCE - 7.1%
3,900	Argo Group International Holdings, Ltd.		116,415
6,400	Aspen Insurance Holdings, Ltd.		169,792
600	Proassurance Corp.		52,656
10,300	Protective Life Corp.		286,031
8,500	Tower Group, Inc.		195,925
			820,819

	MISCELLANEOUS MANUFACTURING -7.6%
3,850	AO Smith Corp.		173,866
5,100	Aptargroup, Inc.		269,178
10,600	Barnes Group, Inc.		293,620
2,900	Crane Co.		140,853
			877,517
	OIL & GAS - 2.7%
6,300	Gulfport Energy Corp. *		211,806
12,600	Vaalco Energy, Inc. *		99,414
			311,220
	OIL & GAS SERVICES - 3.7%
6,000	Hornbeck Offshore Services, Inc. *		244,500
2,200	Oil States International, Inc. *		178,684
			423,184
	REITS - 6.3%
8,000	LaSalle Hotel Properties		213,440
5,600	Pebblebrook Hotel Trust		120,008
9,900	Senior Housing Properties Trust		211,860
6,000	Tanger Factory Outlet Centers		175,680
			720,988
	RETAIL - 5.2%
8,400	Aeropostale, Inc. *		150,948
1,900	Buckle, Inc. (The) +		85,348
3,800	Childrens Place Retail Stores, Inc. (The) * +		192,850
7,300	Finish Line, Inc. (The)		167,827
			596,973
	SAVINGS & LOANS - 1.4%
9,800	Washington Federal, Inc.		158,760

	SEMICONDUCTORS - 0.5%
3,300	Omnivision Technologies *		54,021

	SOFTWARE - 2.1%
9,600	JDA Software Group, Inc. *		240,576

	TELECOMMUNICATIONS - 2.7%
8,400	Netgear, Inc. *		315,588

	TRANSPORTATION - 4.2%
3,500	Genesse & Wyoming, Inc. *		207,970
6,200	Old Dominion Freight Line, Inc. *		269,762
			477,732

	TOTAL COMMON STOCK (Cost - $8,906,004)		11,102,943

	SHORT-TERM INVESTMENTS - 3.3%
378,485	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/12
	(Cost - $378,485)		378,485

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
Fenruary 29, 2012

Shares			Value
	COLLATERAL FOR SECURITIES LOANED - 0.7%
75,600	BNY Mellon Overnight Government Fund, to yield 0.18%, 3/1/12
	(Cost - $75,600)		$ 75,600

	TOTAL INVESTMENTS - 101.0% (Cost - $9,360,089) (a)		$ 11,557,028

	OTHER ASSETS AND LIABILITIES - (1.0) %		(110,774)

	TOTAL NET ASSETS - 100.0%		$ 11,446,254

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,245,258
		Unrealized depreciation:	(48,319)
		Net unrealized appreciation:	$ 2,196,939

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
February 29, 2012

Shares			Value
	COMMON STOCK - 98.4%
	AGRICULTURE - 4.4%
2,780	British American Tobacco PLC		$ 140,625
103,120	China Green Holdings, Ltd.		39,759
1,470	Philip Morris International, Inc.		122,774
			303,158
	APPAREL - 0.5%
99,840	Peak Sport Products Co., Ltd.		30,113

	AUTO PARTS & EQUIPMENT - 1.5%
1,510	Cie Generale des Etablissements Michelin		104,237

	BANKS - 7.9%
863	BNP Paribas		42,129
2,640	BNP Paribas - ADR		64,469
4,910	Credit Suisse Group AG *		132,174
810	DBS Group Holdings, Ltd.		36,531
4,350	DBS Group Holdings, Ltd. - ADR		49,296
2,473	Qatar National Bank SAQ		91,078
4,910	Standard Chartered PLC		126,655
			542,332
	BEVERAGES - 1.1%
310,730	Thai Beverage Co., Ltd.		74,763

	BUILDING MATERIALS - 2.1%
10,100	Asashi Glass Co., Ltd.		91,385
2,500	CRH PLC - ADR		53,450
			144,835
	CHEMICALS - 5.7%
1,270	Akzo Nobel NV		72,167
3,510	Industries Qatar QSC		135,730
9,380	Israel Chemical, Ltd.		98,399
1,670	Lonza group AG *		87,096
			393,392
	COAL - 1.6%
249,580	Shougang Fushan Resources Group, Ltd.		106,551

	COMMERCIAL SERVICES - 1.4%
152,850	Anhui Expressway Co.		97,352

	COMPUTERS - 3.5%
1,590	Cap Gemini SA		69,967
550	Obic Co., Ltd.		105,820
1,250	Wincor Nixdorf AG		68,187
			243,974
	DISTRIBUTION/WHOLESALE - 3.7%
5,360	Mitsubishi Corp.		132,016
7,110	Mitsui & Co., Ltd.		122,823
			254,839
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
114,920	China Everbright, Ltd.		216,491
32,020	Man Group PLC		66,594
			283,085
	ELECTRIC - 1.6%
8,610	AES Tiete SA		111,785

	ELECTRONICS - 1.6%
313,721	China Automation Group, Ltd.		106,878

	ENGINEERING & CONSTRUCTION - 3.3%
16,874	Cardno, Ltd.		117,804
20,980	Carillion PLC		108,518
			226,322

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Shares			Value
	ENTERTAINMENT - 2.6%
1,940	Sankyo Co., Ltd.		$ 93,625
24,137	William Hill PLC		86,188
			179,813
	FOOD - 1.4%
1,450	Danone		98,204

	HEALTHCARE-PRODUCTS - 0.8%
30,690	Fisher & Paykel Healthcare Corp., Ltd.		55,236

	HOLDING COMPANIES-DIVERSIFIED - 0.9%
18,290	Tekfen Holding AS		61,651

	INSURANCE - 2.3%
3,560	AXA Spons - ADR		57,601
650	AXA SA		10,492
1,300	Power Corp. of Canada		33,080
1,270	Vienna Insurance Group AG Wiener Versicherung Gruppe		56,206
			157,379
	INVESTMENT COMPANIES - 2.9%
8,820	Investor AB		197,430

	LODGING - 0.8%
131,820	NagaCorp, Ltd.		53,023

	MACHINERY-DIVERSIFIED - 2.1%
1,820	Alstom SA		78,471
610	Pfeiffer Vacuum Technology AG		66,273
			144,744
	MINING - 6.9%
2,820	Anglo American PLC		119,212
1,620	Freeport-McMoran Cooper & Gold, Inc.		68,947
3,810	Impala Platinum Holdings, Ltd.		84,853
12,290	OZ Minerals, Ltd.		144,057
3,640	Sumitomo Metal Mining Co., Ltd.		54,296
			471,365
	OFFICE/BUSINESS EQUIPMENT - 1.2%
1,230	Neopost SA		84,386

	OIL & GAS - 6.6%
157	Bashneft OAO - GDR *		48,970
2,900	Encana Corp.		59,446
3,350	Petroleo Brasileiro SA - ADR		95,442
2,660	Royal Dutch Shell PLC		97,059
2,793	Total SA		156,723
			457,640
	OIL & GAS SERVICES - 1.9%
7,210	SBM Offshore NV		131,029

	PHARMACEUTICALS - 4.2%
1,080	Roche Holding AG		47,066
360	Roche Holding AG - ADR		62,847
440	Sanofi-Aventis SA		32,648
1,320	Sanofi-Aventis SA - ADR		48,880
352,240	Sino Biopharmaceutical		97,318
			288,759

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Shares			Value
	PRIVATE EQUITY - 1.3%
1,910	Eurazeo		$ 90,720

	REAL ESTATE - 5.5%
22,490	Hang Lung Properties Ltd.		84,774
4,600	Mitsui Fudosan Co., Ltd.		87,390
279,640	Renhe Commercial Holding Co., Ltd.		33,442
48,570	Shanghai Industrial Holding Ltd.		175,691
			381,297
	RETAIL - 1.3%
20,140	Kingfisher PLC		91,245

	SEMICONDUCTORS - 2.8%
7,850	MediaTek, Inc.		80,071
2,070	Tokyo Electron, Ltd.		115,298
			195,369
	SOFTWARE - 4.5%
29,400	Playtech, Ltd.		143,401
306,600	Travelsky Technology Ltd.		166,315
			309,716
	TELECOMMUNICATIONS - 1.1%
2,790	Vodafone Group PLC - ADR		75,581

	TRANSPORTATION - 2.0%
7,796	Deutsche Post AG		137,414

	WATER - 1.3%
5,910	Suez Environnement Co.		86,526

	TOTAL COMMON STOCK (Cost - $6,827,527)		6,772,143

	SHORT-TERM INVESTMENTS - 1.7%
119,465	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/12
	(Cost - $119,465)		119,465

	TOTAL INVESTMENTS - 100.1% (Cost - $6,946,992) (a)		$ 6,891,608

	OTHER ASSETS AND LIABILITIES - (0.1) %		(5,368)

	TOTAL NET ASSETS - 100.0%		$ 6,886,240

	* Non-income producing securities.
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 608,000
		Unrealized depreciation:	(663,384)
		Net unrealized depreciation:	$ (55,384)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
February 29, 2012

Shares			Value
	COMMON STOCK - 98.1%
	BIOTECHNOLOGY - 9.0%
15,700	Amgen, Inc.		$ 1,066,815
4,600	Biogen Idec, Inc. *		535,762
			1,602,577
	ELECTRONICS - 7.4%
15,000	Agilent Technologies, Inc. *		654,300
7,400	Waters Corp. *		663,040
			1,317,340
	HEALTHCARE-PRODUCTS - 23.3%
4,600	Baxter International, Inc.		267,398
6,400	Becton Dickinson and Co.		487,808
64,300	Boston Scientific Corp. *		399,946
7,800	CareFusion Corp. *		201,318
4,500	Covidien PLC		235,125
5,300	CR Bard, Inc.		496,186
9,300	Greatbatch, Inc. *		230,175
10,300	Johnson & Johnson		670,324
12,000	Medtronic, Inc.		457,440
4,600	Techne Corp.		329,314
5,900	Zimmer Holdings, Inc. *		358,425
			4,133,459
	HEALTHCARE-SERVICES - 12.6%
9,369	Molina Healthcare, Inc. *		318,171
9,200	Patterson Cos., Inc.		293,664
20,800	UnitedHealth Group, Inc.		1,159,600
7,000	WellPoint, Inc.		459,410
			2,230,845
	PHARMACEUTICALS - 45.8%
26,300	AmerisourceBergen Corp.		982,305
15,000	AstraZeneca PLC - ADR		673,350
18,800	Cardinal Health, Inc.		781,140
568	Corcept Therapeutics, Inc. *		2,232
14,900	Eli Lilly & Co.		584,676
14,700	GlaxoSmithKline PLC - ADR		651,357
9,400	McKesson Corp.		784,994
8,200	Merck & Company, Inc.		312,994
10,100	Novartis AG - ADR		550,551
10,300	Par Pharmaceutical Cos., Inc. *		382,233
31,400	Pfizer, Inc.		662,540
41,726	PharMerica Corp. *		511,561
19,508	Sanofi-Synthelabo SA - ADR		722,381
5,100	Sanofi-Synthelabo SA CVR *		6,630
2,500	Targacept, Inc. *		17,050
11,700	Teva Pharmaceutical Industries, Ltd. - ADR		524,277
			8,150,271

	TOTAL COMMON STOCK (Cost - $14,497,317)		17,434,492

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Shares			Value
	SHORT-TERM INVESTMENTS - 4.7%
836,726	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/12
	(Cost - $836,726)		836,726

	COLLATERAL FOR SECURITIES LOANED - 5.5%
980,791	BNY Mellon Overnight Government Fund, to yield 0.18%, 3/1/12		$ 980,791
	(Cost - $980,791)

	TOTAL INVESTMENTS - 108.3% (Cost - $16,314,834) (a)		$ 19,252,009

	OTHER ASSETS AND LIABILITIES - (8.3) %		(1,477,996)

	TOTAL NET ASSETS - 100.0%		$ 17,774,013

	* Non-income producing securities.
	ADR - American Depositary Receipt

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 3,728,418
		Unrealized depreciation:	(791,243)
		Net unrealized appreciation:	$ 2,937,175

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
February 29, 2012

Shares			Value
	COMMON STOCK - 96.9%
	AEROSPACE/DEFENSE - 2.2%
23,010	Northrop Grumman Corp.		$ 1,376,229

	BIOTECHNOLOGY - 1.4%
16,940	Illumina, Inc. *		868,175

	COMMERCIAL SERVICES - 4.5%
9,440	Alliance Date Systems Corp. *		1,145,638
19,380	Verisk Anaytics, Inc. *		843,030
6,719	Visa, Inc.		781,890
			2,770,558
	COMPUTERS - 23.3%
22,460	Accenture PLC		1,337,268
10,574	Apple, Inc. *		5,735,761
24,272	Cognizant Technology Solutions Corp. *		1,722,098
67,150	Dell, Inc. *		1,161,695
32,150	Fortinet, Inc. *		869,657
4,430	IBM Corp		871,514
32,650	Lexmark International, Inc.		1,204,132
12,159	Sandisk Corp. *		601,384
20,600	Western Digital Corp. *		808,550
			14,312,059
	DISTRIBUTION/WHOLESALE - 0.4%
5,761	Scansource, Inc. *		213,157

	ELECTRONICS - 1.1%
15,500	Itron, Inc. *		688,510

	INTERNET - 12.7%
3,750	Amazon.com, Inc. *		673,837
26,084	Angie's List, Inc. *		417,344
5,470	Baidu, Inc. ADR *		747,749
15,421	eBay, Inc. *		551,147
4,167	F5 Networks, Inc.		520,708
10,578	LinkedIn Corp. *		918,911
11,295	MercadoLibre, Inc.		1,099,116
10,085	OpenTable, Inc. *		489,122
800	Priceline.com, Inc. *		501,616
10,981	Rackspace Hosting, Inc. *		573,647
74,800	Symantec Corp. *		1,334,432
			7,827,629
	MACHINERY-DIVERSIFIED - 0.5%
4,026	Rockwell International Corp		321,999

	MINING - 0.5%
11,600	Molycorp, Inc. *		286,520

	REITS - 1.1%
10,813	American Tower Corp. *		676,678

	SEMICONDUCTORS - 15.2%
19,258	Altera Corp.		740,470
112,500	Applied Materials, Inc.		1,377,000
9,846	Broadcom Corp. *		365,779
20,379	Cirrus Logic, Inc. *		480,537
64,600	Integrated Device Technology, Inc. *		446,386
53,950	Intel Corp.		1,450,176
28,220	KLA-Tencor Corp.		1,365,848
33,000	Marvell Technology Group, Ltd. *		495,000
15,980	Maxim Integrated Products, Inc.		445,682

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Shares			Value
	SEMICONDUCTORS - 15.2% (Continued)
12,604	Mellanox Technologies, Ltd. *		$ 481,095
49,466	QUALCOMM, Inc.		3,075,796
18,845	Texas Instruments, Inc.		628,481
29,630	Xilinx, Inc.		1,094,236
			12,446,486
	SOFTWARE - 20.8%
31,370	BMC Software, Inc. *		1,174,493
19,048	Broadridge Financial Solutions, Inc.		463,628
50,300	CA, Inc.		1,359,609
3,534	Cerner Corp. *		260,915
17,890	Check Point Software Technologies, Ltd. *		1,040,482
45,472	Compuware Corp. *		409,703
1,271	Jive Software, Inc. *		27,721
62,287	Microsoft Corp.		1,976,989
63,944	Oracle Corp.		1,871,641
20,660	Red Hat, Inc. *		1,021,844
7,050	Salesforce.com, Inc. *		1,009,278
22,110	VMware, Inc. *		2,186,458
			12,802,761
	TELECOMMUNICATIONS - 13.2%
33,670	Amdocs, Ltd. *		1,032,659
15,540	AT&T, Inc.		475,369
111,850	Cisco Systems, Inc.		2,223,578
64,176	Corning, Inc.		836,855
9,363	Crown Castle International Corp.		485,097
			5,053,558

	TOTAL COMMON STOCK (Cost - $51,734,905)		59,644,319

	SHORT-TERM INVESTMENTS - 3.4%
2,064,203	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/12
	(Cost - $2,064,203)		2,064,203

	TOTAL INVESTMENTS - 100.3% (Cost - $53,799,108) (a)		$ 61,708,522
	CALL OPTIONS WRITTEN - (0.1) %		(94,200)
	OTHER ASSETS AND LIABILITIES - (0.2) %		(87,874)

	TOTAL NET ASSETS - 100.0%		$ 61,526,448

Contracts **	SCHEDULE OF CALL OPTIONS WRITTEN		Value
30	Apple, Inc.
	Expiration in May 2012, Exercise Price $31.00 (Proceeds $72,500)		$ 94,200

	* Non-income producing securities.
	** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
	ADR - American Depositary Receipt

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 9,194,856
		Unrealized depreciation:	(1,285,442)
		Net unrealized appreciation:	$ 7,909,414

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
February 29, 2012

Shares			Value
	COMMON STOCK - 99.2%
	CHEMICALS - 6.7%
3,687	Dow Chemical Co. (The)		$ 123,551
5,390	LyondellBasell Industries		232,740
			356,291
	COAL - 3.6%
5,475	Consol Energy, Inc.		196,114

	ELECTRIC - 7.5%
5,586	Edison International		233,886
4,393	Exelon Corp.		171,635
			405,521
	ENGINEERING & CONSTRUCTION - 1.2%
2,564	Foster Wheeler AG *		63,151

	IRON/STEEL - 4.4%
2,718	APERAM		56,229
2,825	Cliffs Natural Resources, Inc.		179,331
			235,560
	MINING - 3.9%
4,888	Freeport-McMoRan Copper & Gold, Inc.		208,033

	OIL & GAS - 48.3%
2,613	Anadarko Petroleum Corp.		219,806
9,800	BG Group PLC		237,305
1,670	Chevron Corp.		182,230
7,545	Cobalt International Energy, Inc. *		226,803
2,723	Exxon Mobil Corp.		235,539
3,382	Hess Corp.		219,559
3,511	Marathon Oil Corp.		118,988
2,060	Noble Energy, Inc.		201,159
5,647	Plains Exploration & Production Co. *		248,863
3,369	Repsol YPF SA - ADR		87,425
3,419	Royal Dutch Shell PLC - ADR		249,895
2,605	SM Energy Co.		205,066
3,050	Transocean, Ltd.		162,687
			2,595,325

	OIL & GAS SERVICES - 19.4%
2,238	Baker Hughes, Inc.		112,527
4,239	Cameron International Corp. *		236,155
5,267	Halliburton Co.		192,720
16,277	Newpark Resources, Inc. *		128,100
2,867	Schlumberger, Ltd.		222,508
9,226	Weatherford International, Ltd. *		147,431
			1,039,441
	PIPELINES - 4.2%
8,228	El Paso Corp.		228,821

	TOTAL COMMON STOCK (Cost - $3,932,555)		5,328,257

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Shares			Value
	SHORT-TERM INVESTMENTS - 0.6%
31,768	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/12
	(Cost - $31,768)		$ 31,768

	TOTAL INVESTMENTS - 99.8% (Cost - $3,964,323) (a)		$ 5,360,025

	OTHER ASSETS AND LIABILITIES - 0.2%		9,138

	TOTAL NET ASSETS - 100.0%		$ 5,369,163

	* Non-income producing securities.
	ADR - American Depositary Receipt

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,544,349
		Unrealized depreciation:	(148,647)
		Net unrealized appreciation:	$ 1,395,702

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
February 29, 2012

Shares			Value
	COMMON STOCK - 96.5%
	BANKS - 37.7%
2,029	Citigroup, Inc.		$ 67,606
4,483	Fifth Third Bancorp		61,014
1,627	First Financial Bancorp		26,634
340	Goldman Sachs Group, Inc. (The)		39,148
1,317	JPMorgan Chase & Co.		51,679
682	M&T Bank Corp.		55,665
981	PNC Financial Services Group, Inc.		58,389
1,209	Standard Chartered PLC		31,205
1,059	State Street Corp.		44,722
2,130	US Bancorp		62,622
2,230	Wells Fargo & Co.		69,777
			568,461
	DIVERSIFIED FINANCIAL SERVICES - 22.6%
1,000	American Express Co.		52,890
945	Ameriprise Financial, Inc.		52,693
309	BlackRock, Inc. - Cl. A		61,491
1,293	Discover Financial Services		38,803
580	Franklin Resources, Inc.		68,376
2,655	Invesco, Ltd.		65,764
			340,017
	INSURANCE - 27.9%
903	ACE, Ltd.		64,754
1,083	Berkshire Hathaway, Inc. - Cl. B *		84,961
1,620	MetLife, Inc.		62,451
977	Prudential Financial, Inc.		59,753
284	RenaissanceRE Holdings, Ltd.		20,437
1,162	Travelers Cos., Inc. (The)		67,361
2,589	Unum Group		59,676
			419,393
	REITS - 8.3%
707	Alexandria Real Estate Equities, Inc.		50,685
587	Digital Realty Trust, Inc.		42,557
239	Simon Property Group, Inc.		32,380
			125,622

	TOTAL COMMON STOCK (Cost - $1,271,454)		1,453,493

	SHORT-TERM INVESTMENTS - 2.2%
33,207	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/12
	(Cost - $33,207)		33,207

	TOTAL INVESTMENTS - 98.7% (Cost - $1,304,661) (a)		$ 1,486,700

	OTHER ASSETS AND LIABILITIES - 1.3%		20,176

	TOTAL NET ASSETS - 100.0%		$ 1,506,876

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 208,198
		Unrealized depreciation:	(26,159)
		Net unrealized appreciation:	$ 182,039

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
February 29, 2012

Principal			Value
	U.S. GOVERNMENT AND AGENCIES - 35.4%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.2%
$ 800,000	5.125%, 10/18/16		$ 947,800
290,000	4.500%, 1/15/13		300,930
			1,248,730
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.6%
700,000	4.125%, 4/15/14		754,957
375,000	5.00%, 4/15/15		426,217
			1,181,174
	U.S. TREASURY NOTES - 4.1%
100,000	4.00%, 11/15/12		102,695
300,000	2.250%, 5/31/14		312,785
			415,480
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 7.5%
500,000	0.625%, 4/15/13		551,565
200,000	0.125%, 4/15/16		217,402
			768,967

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $3,335,317)		3,614,351

	CORPORATE BONDS AND NOTES - 61.9%
	BANKS - 9.4%
120,000	Bank of America Corp., 5.00%, 5/13/21		118,854
325,000	BB&T Corp., 4.90%, 6/30/17		357,809
390,000	Citigroup, Inc., 5.30%, 10/17/12		399,602
100,000	Goldman Sachs Group, Inc. (The), 1.02%, 3/22/16		89,649
			965,914
	CHEMICALS - 6.3%
315,000	Dow Chemical Co., 4.125%, 11/15/21		333,352
300,000	Monsanto Co., 7.375%, 8/15/12		308,997
			642,349
	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.5%
49,529	Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49		52,489

	DIVERSIFIED FINANCIAL SERVICES - 6.3%
100,000	American Express Credit Corp., 2.80%, 9/19/16		103,414
478,000	General Electric Capital Corp., 5.50%, 1/8/20		542,951
			646,365
	ELECTRIC - 2.0%
200,000	Public Service Electric & Gas Co., 5.125%, 9/1/12		204,488

	GAS - 1.1%
100,000	Southern California Gas Co., 5.50%, 3/15/14		108,790

	HEALTHCARE-PRODUCTS - 9.8%
325,000	CR Bard, Inc., 2.875%, 1/15/16		338,650
300,000	Hospira, Inc., 5.90%, 6/15/14		325,122
325,000	Stryker Corp., 2.00%, 9/30/16		334,994
			998,766
	INSURANCE - 11.4%
275,000	PartnerRe Finance LLC, 5.50%, 6/1/20		285,593
170,000	Protective Life Corp., 7.375%, 10/15/19		191,105
300,000	Prudential Financial, Inc., 6.00%, 12/1/17		348,039
320,000	WR Berkley Corp., 5.60%, 5/15/15		343,075
			1,167,812
	MISCELLANEOUS MANUFACTURER - 2.8%
240,000	Cooper US, Inc., 6.10%, 7/1/17		287,230

	OIL & GAS - 3.2%
325,000	Occidental Petroleum Corp., 1.75%, 2/15/17		330,278

	OIL & GAS SERVICES - 2.9%
220,000	Weatherford International, Ltd., 9.625%, 3/1/19		295,434

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Principal			Value
	PHARMACEUTICALS - 2.7%
$ 250,000	Merck & Co., Inc., 5.30%, 12/1/13		$ 271,042

	REITS - 3.5%
325,000	Health Care REIT, Inc., 5.875%, 5/15/15		354,663

	TOTAL CORPORATE BONDS AND NOTES (Cost - $5,963,750)		6,325,620
Shares
	SHORT-TERM INVESTMENTS - 1.8%
183,889	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.01%, 3/1/12
	(Cost - $183,889)		183,889

	TOTAL INVESTMENTS - 99.1% (Cost - $9,482,956) (a)		$ 10,123,860

	OTHER ASSETS AND LIABILITIES - 0.9%		96,718

	TOTAL NET ASSETS - 100.0%		$ 10,220,578

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 648,364
		Unrealized depreciation:	(7,460)
		Net unrealized appreciation:	$ 640,904

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
February 29, 2012

Principal		Value
	MUNICIPAL BONDS - 95.0%
	ALASKA - 4.5%
	Education - 4.5%
$ 150,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20	$ 171,251

	CALIFORNIA - 9.9%
	Education - 6.9%
125,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	148,089
100,000	Grossmont-Cuyamaca, CA Community College District, Series B, 5.00%, 8/1/23	115,009
		263,098
	General Obligation - 3.0%
100,000	State of California, Variable Purpose, 5.00%, 3/1/21	114,527
		377,625
	CONNECTICUT - 2.8%
	General Obligation - 2.8%
100,000	Wilton, CT, 2.00%, 2/1/15	103,988

	DELAWARE - 2.7%
	General Obligation - 2.7%
90,000	District of Columbia, Income Tax Secure Revenue, 5.00%, 12/1/14	100,248

	FLORIDA - 5.4%
	Education - 2.4%
75,000	Florida State Board of Education, 5.00%, 1/1/18	89,855
	General Obligation - 3.0%
100,000	Tampa, FL Sales Tax Revenue, 4.00%, 10/1/20	113,480
		203,335
	INDIANA - 3.3%
	General Obligation - 3.3%
110,000	State of Indiana Financial Authority, 5.00%, 7/1/19	127,098

	IOWA - 2.8%
	Education - 2.8%
100,000	University of Iowa Revenue, 3.50%, 7/1/22	106,643

	KENTUCKY - 4.2%
	Education - 4.2%
150,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23	160,857

	LOUISIANA - 4.5%
	General Obligation - 4.5%
140,000	State of Louisiana Unref Bal- Ser, 5.00%, 9/1/19	171,814

	MAINE - 4.0%
	Education - 4.0%
140,000	University of Maine System Revenue, 4.50%, 3/1/26	151,607

	MICHIGAN - 2.8%
	Education - 2.8%
100,000	Ann Arbor School District, 5.00%, 5/1/20	108,006

	MISSOURI - 4.0%
	Education - 4.0%
130,000	Kirksville R-III School District, 5.00%, 3/1/20	152,976

	NEW JERSEY - 5.0%
	General Obligation - 3.6%
125,000	Passaic, NJ, 3.25%, 8/1/18	135,333

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Principal		Value
	Housing - 1.4%
$ 50,000	New Jersey Economic Development Authority, 4.00%, 9/1/16, MBIA	$ 54,972
		190,305
	NEW YORK - 12.8%
	Education - 4.7%
130,000	Dunkirk City School, 3.50%, 6/15/23	135,815
40,000	Yorktown Central School District, 2.00%, 3/1/13	40,552
		176,367
	General Obligation - 8.1%
100,000	Erie County Industrial Development Agency, 5.00%, 5/1/19 MN1	118,374
25,000	New York NY Ser I-FSA-CR, 5.00%, 12/1/13	26,910
40,000	NY State Dormitory Authority, 5.00%, 12/15/16	47,480
110,000	NY State Environmental Facilities Corp, 5.25%, 6/15/13	116,356
		309,120
		485,487
	NORTH CAROLINA - 4.3%
	Water/Sewer - 4.3%
150,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23	164,313

	NORTH DAKOTA - 1.2%
	General Obligation - 1.2%
40,000	City of Fargo, 4.25%, 5/1/16	44,897

	SOUTH CAROLINA - 3.6%
	General Obligation - 3.6%
125,000	State of South Carolina, Economy Development, 4.50%, 8/1/22	137,860

	SOUTH DAKOTA - 2.9%
	General Obligation - 2.9%
35,000	Heartland Consumers Power District Electric, Revenue - Escrowed to Maturity, 6.00%, 1/1/17, FSA	37,284
65,000	Heartland Consumers Power District Electric, Revenue - Unrefunded Portion, 6.00%, 1/1/17, FSA	73,655
		110,939
	TEXAS - 7.1%
	General Obligation - 2.9%
100,000	San Antonio, TX Electric & Gas, Revenue, 4.00%, 2/1/16	111,949
	Water/Sewer - 4.2%
150,000	State Water Assistance, Series A, 4.50%, 8/1/22	158,058
		270,007
	UTAH - 3.5%
	General Obligation - 3.5%
120,000	Salt Lake County Utah, 3.00%, 12/15/20	131,417

	WEST VIRGINIA - 3.7%
	Housing - 3.7%
130,000	West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA	140,266

	TOTAL MUNICIPAL BONDS (Cost - $3,426,470)	3,610,939
Shares
	SHORT-TERM INVESTMENTS - 3.7%
142,368	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/12
	(Cost - $142,368)	142,368

	TOTAL INVESTMENTS - 98.7% (Cost - $3,568,838) (a)	$ 3,753,307

	OTHER ASSETS AND LIABILITIES - 1.3%	48,969

	TOTAL NET ASSETS - 100.0%	$ 3,802,276

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
February 29, 2012

	AMBAC	Insured by AMBAC Indemnity Corporation
	FSA	Insured by Federal Security Assurance
	MBIA	Insured by Municipal Bond Insurance Association

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 184,875
	Unrealized depreciation:	(406)
	Net unrealized appreciation:	$ 184,469

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
February 29, 2012

Principal		Value
	U.S. GOVERNMENT AGENCIES - 24.0%
	FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTES - 24.0%
$ 1,500,000	To yield 0.10%, 3/30/12	$ 1,499,968
1,000,000	To yield 0.23%, 11/6/12	1,000,321
1,000,000	To yield 0.26%, 1/5/13	1,000,000
		3,500,289

	TOTAL U.S GOV'T AGENCIES (Cost $3,500,289)	3,500,289

	REPURCHASE AGREEMENT - 82.9%
12,110,000	Merryl Lynch Repo, 0.15%, due 3/1/12 with a full maturity value of $12,110,050
	(Fully collateralized by $12,110,017 U.S. Treasury Note, 0.875%, due 2/28/17
	with a full maturity value of $12,352,217)
	(Cost - $12,110,000)	12,110,000

	TOTAL INVESTMENTS - 106.8% (Cost - $15,610,289) (a)	$ 15,610,289

	OTHER ASSETS AND LIABILITIES - (6.8) %	(1,000,676)

	TOTAL NET ASSETS - 100.0%	$ 14,609,613

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO (Unaudited)
February 29, 2012

Shares					Value
	COMMON STOCK - 1.1%
	COMPUTERS - 0.2%
401	Infosys Technologies, Ltd. - ADR				$ 23,130

	IRON/STEEL - 0.2%
785	Vale SA				19,734

	OIL & GAS - 0.2%
1,698	Gazprom OAO				22,499

	SEMICONDUCTORS - 0.3%
1,823	Taiwan Semiconductor Mft.				26,470

	TELECOMMUNICATIONS - 0.2%
954	America Movil SAB de CV				22,839

	TOTAL COMMON STOCK (Cost - $124,998)				114,672

	EXCHANGE TRADED FUNDS - 10.1%
	COMMODITY FUNDS - 5.7%
447	ETFS Platinum Trust + *				74,032
2,490	iShares JP Morgan EM Bond Fund				282,117
1,299	SPDR Gold Shares + *				213,413
					569,562
	DEBT FUNDS - 2.4%
5,448	iPath Dow Jones-UBS Commodity Index Total Return + *				240,910

	EQUITY FUND- 2.0%
4,550	iShares MSCI Emerging Markets Index Fund				201,611

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,030,286)				1,012,083

Principal
	MUNICIPAL BONDS - 11.4%
	GENERAL OBLIGATION - 11.4%
$ 200,000	Ceagro Agricola, 10.75%, 6/16/16 (a)				191,750
50,000	Ceva Group PLC, 8.375%, 12/1/17 (a)				49,875
50,000	Cincinnati Bell, Inc., 7.00%, 2/15/15				50,375
50,000	Claires Stores, Inc., 9.00%, 3/15/19 (a)				50,437
200,000	DTEK Finance BV, 9.50%, 4/28/15				197,500
250,000	East Lane RE Ltd, 5.75%, 3/14/14 (a)				250,975
50,000	NCL Corp Ltd., 9.50%, 11/15/18 (a)				52,688
50,000	PBF Holding Co. LLC, 8.25%, 2/15/19 (a)				49,750
50,000	Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (a)				51,625
50,000	Sprint Nextel Corp., 9.125%, 3/1/17 (a)				50,250
50,000	UPCB Finance VI ltd., 6.875%, 1/15/22 (a)				51,500
100,000	WPE International Coorperatief USA, 10.375%, 9/30/20 (a)				95,875
	TOTAL MUNICIPAL BONDS (Cost - $1,166,328)				1,142,600

	U.S. GOVERNMENT - 44.3%
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 44.3%
300,000	1.125%, 1/15/21 *				353,687
1,500,000	0.125%, 4/15/16 *				1,630,512
1,600,000	1.25%, 4/15/14 *				1,820,176
450,000	2.125%, 2/15/41 *				639,766
	TOTAL U.S. GOVERNMENT (Cost - $4,264,981)				4,444,141

Contracts	PURCHASED FUTURES OPTIONS - 0.1%
3	Euro FX, March, 2012, Put $1.30				525
11	S&P 500 E MINI, Apr 2012, Put $1,300				8,663
	TOTAL PURCHASED FUTURES OPTIONS (Cost - $15,779)				9,188

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO (Unaudited) (Continued)
February 29, 2012

Shares
	SHORT-TERM INVESTMENTS - 26.5%
2,507,359	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/12				$ 2,507,359
150,000	U.S. Treasury Bill, 0.000%, 3/8/12 * ++				150,000
	(Cost - $2,657,359)				2,657,359

	TOTAL INVESTMENTS - 93.5% (Cost - $9,259,731)(b)				$ 9,380,043

	OTHER ASSETS AND LIABILITIES - 6.5%				652,177

	TOTAL NET ASSETS - 100.0%				$ 10,032,220

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.
	++ A portion of this investment is held as collateral for Futures Contracts and swaps.

	(a) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt
	from registration to qualified institutional buyers. At February 29, 2012 these securities amounted to $894,725 or 8.9% of net assets.
	(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:		$ 203,823
			Unrealized depreciation:		(83,511)
		Net unrealized appreciation:			$ 120,312

Long (Short)
Contracts					Unrealized Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS
3	Live Cattle maturing April 2012 +
	(Underlying Face Amount at Value $155,700)				$ 1,920
3	Mexican Peso maturing March 2012
	(Underlying Face Amount at Value $116,850)				9,675
1	Natural Gas maturing July 2012 +
	(Underlying Face Amount at Value $29)				(850)
3	S&P 500 E MINI, March 2012
	(Underlying Face Amount at Value $204,675)				(937)
	Net Unrealized Loss from Open Long Futures Contracts				$ 9,808

	OPEN SHORT FUTURES CONTRACTS
(2)	Crude Oil Future maturing May 2012 +
	(Underlying Face Amount at Value $215,040)				$ (21,780)
(18)	Euro Fx maturing March 2012
	(Underlying Face Amount at Value $3,001,500)				(84,038)
(1)	Euro Fx maturing June 2012
	(Underlying Face Amount at Value $166,875)				138
(1)	Japanese Yen maturing September 2011
	(Underlying Face Amount at Value $154,150)				2,788
(1)	LME Aluminum maturing March 2012 +
	(Underlying Face Amount at Value $57,363)				(3,613)
(2)	US 10 Year Note maturing June 2012
	(Underlying Face Amount at Value $261,906)				843
(5)	US Ultra Bond maturing June 2012
	(Underlying Face Amount at Value $782,030)				10,781
	Net Unrealized Loss from Open Short Futures Contracts				$ (94,881)

	Net Unrealized Loss from Open Futures Contracts				$ (85,073)

	OPEN SWAPS CONTRACTS
Notional Amount	Reference Entity	Counterparty	Expiration Date	Interest Rate Payable	Unrealized Gain / (Loss)
$ 500,000	J.P. Morgan Volemont Index	J.P. Morgan Chase	4/11/2012	0.00%	$ 2,295

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
February 29, 2012

Shares			Value
	COMMON STOCK - 102.5%
	ASIA PACIFIC - 26.9%
	AUSTRALIA - 8.0%
146,550	GPT Group		$ 492,992
80,000	Westfield Group		758,190
			1,251,182
	HONG KONG - 11.2%
750,000	Champion REIT		334,597
8,270	Hang Lung Properties, Ltd.		31,297
100,000	Hongkong Land Holdings, Ltd.		553,000
100,000	Link REIT. (The)		375,213
30,000	Sun Hung Kai Properties, Ltd.		461,860
			1,755,967
	JAPAN - 4.9%
58	Kenedix Realty Investment Corp.		200,222
15,000	Mitsubishi Estate Co., Ltd.		271,853
15,000	Mitsui Fudosan Co., Ltd.		285,168
			757,243
	SINGAPORE - 2.8%
960	Ascendas Real Estate Investment Trust		1,585
140,000	CapitaCommercial Trust		132,954
840	CapitaMall Trust		1,212
300,000	Mapletree Logistics Trust		216,381
90,000	Suntec Real Estate Investment Trust		88,716
			440,848

	TOTAL ASIA PACIFIC (Cost $3,411,373)		4,205,240

	EUROPE - 18.9%
	FRANCE - 6.9%
1,200	Fonciere Des Regions		87,272
1,000	ICADE		83,111
6,641	Klepierre		211,581
20,000	Mercialys SA		695,997
			1,077,961
	GERMANY - 8.2%
50,000	Alstria Office REIT - AG		562,624
15,000	Deutsche Wohnen AG		199,919
93,900	Prime Office REIT - AG *		524,163
			1,286,706
	SWEDEN - 2.0%
23,500	Castellum AB		310,892

	SWITZERLAND - 1.0%
1,800	PSP Swiss Property AG *		156,652

	UNITED KINGDOM - 0.8%
8,000	British Land Co. PLC		60,037
10,000	Hammerson PLC		62,519
			122,556

	TOTAL EUROPE (Cost $4,347,289)		2,954,767

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)(Continued)
February 29, 2012

Shares			Value
	NORTH AMERICA - 56.7%
	CANADA - 2.0%
17,000	First Capital Realty, Inc.		$ 308,668

	UNITED STATES - 54.7%
22,400	Agree Realty Corp.		537,600
1,000	Alexandria Real Estate Equities, Inc.		71,690
19,700	American Campus Communities, Inc.		810,655
10,000	American Tower Corp.		625,800
30,000	Armour Residential REIT, Inc.		212,100
59,600	Associated Estates realty Corp.		889,232
7,200	BioMed Realty Trust, Inc.		132,624
5,582	Camden Property Trust		346,084
47,600	Cogdell Spencer, Inc.		201,348
5,000	Equity Lifestyle Properties, Inc.		332,550
28,000	Forest City Enterprises, Inc. *		409,360
5,000	Healthcare Realty Trust, Inc.		103,350
4,000	Health Care REIT, Inc.		217,760
24,000	Hersha Hospitality Trust		120,720
4,600	Home Properties, Inc.		265,098
60,000	Medical Properties Trust, Inc.		583,200
90,000	NorthStar Realty Finance Corp.		480,600
11,000	Plum Creek Timber Co., Inc.		430,760
1,200	Public Storage		160,884
39,800	Sabra Health Care REIT, Inc.		568,344
14,100	Senior Housing Properties Trust		301,740
8,100	Tanger Factory Outlet Centers		237,168
5,000	UDR, Inc.		125,100
7,000	Ventas, Inc.		391,440
			8,555,207

	TOTAL NORTH AMERICA (Cost $9,136,002)		8,863,875

	TOTAL COMMON STOCK (Cost $16,894,664)		16,023,882

	SHORT-TERM INVESTMENTS - 4.7%
736,167	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/12
	(Cost - $736,167)		736,167

	TOTAL INVESTMENTS - 107.2% (Cost - $17,630,831)		$ 16,760,049

	OTHER ASSETS AND LIABILITIES - (7.2) %		(1,131,172)

	TOTAL NET ASSETS - 100.0%		$ 15,628,877

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 147,943
		Unrealized depreciation:	(1,018,725)
		Net unrealized depreciation:	$ (870,782)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

February 29, 2012 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on
loaned securities) (Note 5)	$ 17,286,666	$ 23,241,574	$ 11,715,207	$ 9,360,089	$ 6,946,992
Investments, at value (including collateral on
loaned securities) (Note 5)	$ 19,214,350	$ 23,805,712	$ 14,014,426	$ 11,557,028	$ 6,891,608
Cash	-	-	-	-	2,912
Receivable for securities sold	154,809	-	28,955	-	19,260
Interest and dividends receivable	7,430	52,945	13,413	6,450	18,804
Receivable for fund shares sold	1,444	395	-	389	350
Prepaid expenses and other assets	7,742	15,259	20,547	22,209	23,127
Total Assets	19,385,775	23,874,311	14,077,341	11,586,076	6,956,061

Liabilities:
Securities lending collateral	-	794,719	343,339	75,600	-
Payable for securities purchased	238,292	-	29,960	-	32,788
Payable to manager	19,909	24,369	16,270	12,242	8,189
Administration fees payable	18,147	22,649	10,620	9,104	1,436
Compliance officer fees payable	3,275	4,204	2,207	2,265	1,806
Custody fees payable	3,071	3,674	15,002	2,611	5,656
Payable for fund shares redeemed	-	18,369	18,844	21,188	13,842
Payable for distribution (12b-1) fees	-	4,519	2,355	831	551
Accrued expenses and other liabilities	27,943	38,396	18,648	15,981	5,553
Total Liabilities	310,637	910,899	457,245	139,822	69,821

Net Assets	$ 19,075,138	$ 22,963,412	$ 13,620,096	$ 11,446,254	$ 6,886,240

Net Assets:
Par value of shares of beneficial interest	$ 14,117	$ 13,133	$ 12,839	$ 13,974	$ 6,921
Paid in capital	29,708,869	29,442,493	12,415,366	9,876,624	9,626,600
Undistributed net investment income (loss)	23,432	18,580	(9,548)	(7,697)	(10,959)
Accumulated net realized gain
(loss) on investments	(12,598,964)	(7,074,932)	(1,097,780)	(646,224)	(2,681,145)
Net unrealized appreciation
(depreciation) on investments	1,927,684	564,138	2,299,219	2,209,577	(55,177)
Net Assets	$ 19,075,138	$ 22,963,412	$ 13,620,096	$ 11,446,254	$ 6,886,240

Net Asset Value Per Share
Class I
Net Assets	$ 18,142,450	$ 21,322,687	$ 10,279,764	$ 10,892,748	$ 6,556,547
Shares of beneficial interest outstanding	1,334,898	1,207,308	954,791	1,310,601	656,571
Net asset value/offering price (a)	$ 13.59	$ 17.66	$ 10.77	$ 8.31	$ 9.99

Class A
Net Assets	$ 98,791	$ 195,171	$ 2,897,981	$ 33,463	$ 28,965
Shares of beneficial interest outstanding	7,397	11,331	282,574	4,132	2,895
Net asset value (a)	$ 13.36	$ 17.22	$ 10.26	$ 8.10	$ 10.01
Offering price per share	$ 14.18	$ 18.27	$ 10.88	$ 8.59	$ 10.62
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 32,466	$ 31,031	$ 28,044	$ 14,568	$ 14,522
Shares of beneficial interest outstanding	2,700	2,039	2,947	2,332	1,562
Net asset value/offering price (b)	$ 12.03	$ 15.22	$ 9.51	$ 6.25	$ 9.30

Class C
Net Assets	$ 801,431	$ 1,414,523	$ 414,307	$ 505,475	$ 286,206
Shares of beneficial interest outstanding	66,687	92,709	43,670	80,323	31,041
Net asset value/offering price (b)	$ 12.02	$ 15.26	$ 9.49	$ 6.29	$ 9.22

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

February 29, 2012 (Unaudited) (Continued)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on
loaned securities) (Note 5)	$ 16,314,834	$ 53,799,108	$ 3,964,323	$ 1,304,661	$ 9,482,956
Investments, at value (including collateral on
loaned securities) (Note 5)	$ 18,271,218	$ 61,708,522	$ 5,360,025	$ 1,486,700	$ 10,123,860
Cash	-	172	-	-	-
Collateral held for securities sold	980,791	-	-	-	-
Interest and dividends receivable	102,046	94,757	12,698	1,468	117,702
Receivable for fund shares sold	101	67,036	617	432	15,672
Prepaid expenses and other assets	21,125	94,176	23,888	23,879	16,348
Total Assets	19,375,281	61,964,663	5,397,228	1,512,479	10,273,582

Liabilities:
Securities lending collateral	980,791	-	-	-	-
Payable for fund shares redeemed	552,075	31,159	-	-	-
Options written, at value (Proceeds $72,500)	-	94,200	-	-	-
Payable to manager	37,079	122,812	11,107	1,452	8,865
Administration fees payable	12,314	45,451	3,968	420	7,743
Custody fees payable	1,949	12,252	2,939	1,474	1,434
Compliance officer fees payable	1,917	11,803	1,091	258	2,519
Payable for distribution (12b-1) fees	-	28,333	1,445	140	-
Dividends payable	-	-	-	-	13,387
Accrued expenses and other liabilities	15,143	92,205	7,515	1,859	19,056
Total Liabilities	1,601,268	438,215	28,065	5,603	53,004

Net Assets	$ 17,774,013	$ 61,526,448	$ 5,369,163	$ 1,506,876	$ 10,220,578

Net Assets:
Par value of shares of beneficial interest	$ 8,957	$ 44,211	$ 3,548	$ 2,472	$ 10,074
Paid in capital	15,991,575	55,314,138	5,805,707	2,748,190	9,556,844
Undistributed net investment income (loss)	(27,455)	(408,002)	(6,345)	(4,674)	-
Accumulated net realized gain
(loss) on investments	(1,135,758)	(1,311,614)	(1,829,462)	(1,421,508)	12,756
Net unrealized appreciation
(depreciation) on investments	2,936,694	7,887,715	1,395,715	182,396	640,904
Net Assets	$ 17,774,013	$ 61,526,448	$ 5,369,163	$ 1,506,876	$ 10,220,578

Net Asset Value Per Share
Class I
Net Assets	$ 10,022,497	$ 30,498,483	$ 3,562,767	$ 1,284,083	$ 9,631,022
Shares of beneficial interest outstanding	493,241	2,127,973	228,221	208,892	949,346
Net asset value/offering price (a)	$ 20.32	$ 14.33	$ 15.61	$ 6.15	$ 10.14

Class A
Net Assets	$ 5,796,653	$ 24,823,748	$ 1,513,753	$ 187,154	$ 106,054
Shares of beneficial interest outstanding	295,127	1,800,512	103,298	31,743	10,444
Net asset value (a)	$ 19.64	$ 13.79	$ 14.65	$ 5.90	$ 10.15
Offering price per share	$ 20.84	$ 14.63	$ 15.55	$ 6.26	$ 10.77
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 137,128	$ 93,109	$ 44,407	$ 3,235	$ 11,994
Shares of beneficial interest outstanding	7,557	7,489	3,520	598	1,181
Net asset value/offering price (b)	$ 18.15	$ 12.43	$ 12.62	$ 5.41	$ 10.16

Class C
Net Assets	$ 1,817,735	$ 6,111,108	$ 248,236	$ 32,404	$ 471,508
Shares of beneficial interest outstanding	99,786	485,182	19,821	6,001	46,402
Net asset value/offering price (b)	$ 18.22	$ 12.60	$ 12.52	$ 5.40	$ 10.16

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

February 29, 2012 (Unaudited) (Continued)

		U.S.	James Alpha	James Alpha
	Municipal	Government	Global Enhanced	Global Real Estate
	Bond	Money Market	Real Return	Investments
	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on
loaned securities) (Note 5)	$ 3,568,838	$ 15,610,289	$ 9,259,731	$ 17,630,831
Investments, at value (including collateral on
loaned securities) (Note 5)	$ 3,753,307	$ 15,610,289	$ 9,380,043	$ 16,760,805
Cash	-	987	281,941	3,600
Foreign currency, at value (cost $-, -, -, 27,574)	-	-	-	27,602
Interest and dividends receivable	39,689	1,414	34,317	31,566
Receivable for fund shares sold	2,451	197	-	49,000
Deposit with broker	-	-	352,305	-
Receivable for securities sold	-	-	550,683	-
Receivable from manager	-	15,813	3,828	-
Unrealized appreciation on swap contracts	-	-	2,315	-
Prepaid expenses and other assets	21,718	27,639	2,112	22,493
Total Assets	3,817,165	15,656,339	10,607,544	16,895,066

Liabilities:
Payable for securities purchased	-	1,000,000	551,160	1,167,883
Payable for fund shares redeemed	-	21,997	-	-
Payable to manager	3,316	-	-	29,107
Dividends payable	2,480	114	-	-
Compliance officer fees payable	702	2,145	684	835
Administration fees payable	587	7,109	6,145	6,981
Custody fees payable	470	5,002	5,355	1,511
Supervisory fees payable	-	-	2,609	2,535
Payable for distribution (12b-1) fees	-	-	1,416	6,024
Accrued expenses and other liabilities	7,334	10,359	7,955	51,313
Total Liabilities	14,889	1,046,726	575,324	1,266,189

Net Assets	$ 3,802,276	$ 14,609,613	$ 10,032,220	$ 15,628,877

Net Assets:
Par value of shares of beneficial interest	$ 3,746	$ 146,270	$ 9,777	$ 7,761
Paid in capital	3,680,233	14,464,094	9,903,407	15,904,215
Undistributed net investment income (loss)	-	-	(25,104)	(102,224)
Accumulated net realized gain
(loss) on investments	(66,172)	(751)	109,003	691,446
Net unrealized appreciation
(depreciation) on investments	184,469	-	35,137	(872,321)
Net Assets	$ 3,802,276	$ 14,609,613	$ 10,032,220	$ 15,628,877

Net Asset Value Per Share
Class I
Net Assets	$ 3,287,909	$ 14,195,154	$ 6,147,337	$ 16,660
Shares of beneficial interest outstanding	323,984	14,212,977	598,644	826
Net asset value/offering price (a)	$ 10.15	$ 1.00	$ 10.27	$ 20.16

Class A
Net Assets	$ 324,017	$ 134,225	$ 3,774,313	$ 15,294,113
Shares of beneficial interest outstanding	31,913	134,231	368,230	758,905
Net asset value (a)	$ 10.15	$ 1.00	$ 10.25	$ 20.15
Offering price per share	$ 10.77	$ 1.06	$ 10.91	$ 21.38
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 2,420	$ 11,272	$ -	$ -
Shares of beneficial interest outstanding	234	11,272	-	-
Net asset value/offering price (b)	$ 10.32	$ 1.00	$ -	$ -

Class C
Net Assets	$ 187,930	$ 268,962	$ 110,570	$ 318,104
Shares of beneficial interest outstanding	18,475	268,480	10,785	15,781
Net asset value/offering price (b)	$ 10.17	$ 1.00	$ 10.25	$ 20.16

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 29, 2012 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 16	$ 5	$ 117,735	$ 15	$ 4
Dividend income	155,432	199,999	10	84,854	92,018
Securities lending income	-	4,003	152	228	-
Less: Foreign withholding taxes	(171)	(3,483)	-	(50)	(6,951)
Total Investment Income	155,277	200,524	117,897	85,047	85,071

Operating Expenses:
Management fees	57,097	72,309	46,369	34,720	24,799
Distribution (12b-1) fees:
Class A Shares	178	360	5,283	61	52
Class B Shares	180	180	159	91	78
Class C Shares	3,610	6,184	1,825	2,403	1,293
Administration fees	40,647	50,485	27,422	23,821	17,981
Registration fees	12,936	12,742	10,049	11,316	10,589
Professional fees	11,263	14,017	7,906	6,860	4,403
Printing and postage expense	5,676	7,368	4,162	3,605	2,324
Custodian fees	4,987	7,968	18,425	4,990	18,140
Compliance officer fees	3,244	3,675	2,278	1,968	770
Trustees' fees	2,784	3,651	2,129	1,839	1,184
Non 12b-1 shareholder servicing	353	1,008	757	302	252
Insurance expense	7	10	5	4	3
Miscellaneous expenses	1,285	1,999	1,247	764	664
Total Operating Expenses	144,247	181,956	128,016	92,744	82,532
Less: Expenses waived and/or reimbursed	-	-	-	-	-
Less: Expenses reduced by commission
recapture agreement	(12,402)	(12)	(571)	-	(742)
Net Operating Expenses	131,845	181,944	127,445	92,744	81,790

Net Investment Income (Loss)	23,432	18,580	(9,548)	(7,697)	3,281

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign
currency transactions	128,155	111,739	239,754	97,292	(321,477)
Net realized gain (loss)	128,155	111,739	239,754	97,292	(321,477)

Net change in unrealized appreciation
(depreciation) from Investments
and Foreign currency transactions	2,028,576	2,102,301	1,247,254	1,010,579	315,747
Net Realized and Unrealized
Gain (Loss) on Investments	2,156,731	2,214,040	1,487,008	1,107,871	(5,730)

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 2,180,163	$ 2,232,620	$ 1,477,460	$ 1,100,174	$ (2,449)

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 29, 2012 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 177,232	$ 316,403	$ 71,518	$ 16,937	$ 175,833
Dividend income	15	30	2	1	12
Securities lending income	22	7	-	-	-
Less: Foreign withholding taxes	(4,879)	-	(5,966)	-	-
Total Investment Income	172,390	316,440	65,554	16,938	175,845

Operating Expenses:
Management fees	102,037	380,385	32,412	8,866	28,425
Distribution (12b-1) fees:
Class A Shares	10,835	49,586	3,134	359	207
Class B Shares	700	503	210	19	66
Class C Shares	8,842	27,654	1,175	149	2,537
Administration fees	34,751	131,084	12,516	3,120	23,860
Registration fees	12,769	14,577	10,083	7,592	10,083
Professional fees	10,595	42,186	3,442	931	6,196
Printing and postage expense	5,334	21,830	1,825	514	2,340
Custodian fees	4,983	28,864	5,981	4,243	2,994
Non 12b-1 shareholder servicing	3,019	11,855	507	176	177
Compliance officer fees	2,907	11,935	994	268	1,257
Trustees' fees	2,716	11,198	930	249	1,735
Insurance expense	5	27	2	1	4
Miscellaneous expenses	1,258	3,182	759	759	1,312
Total Operating Expenses	200,751	734,866	73,970	27,246	81,193
Less: Expenses waived and/or reimbursed	-	-	-	(5,471)	5
Less: Expenses reduced by commission
recapture agreement	(906)	(10,424)	(475)	(163)	-
Net Operating Expenses	199,845	724,442	73,495	21,612	81,198

Net Investment Income (Loss)	(27,455)	(408,002)	(7,941)	(4,674)	94,647

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign
currency transactions	654,584	(457,561)	32,654	(104,552)	12,973
Net realized gain (loss)	654,584	(457,561)	32,654	(104,552)	12,973

Net change in unrealized appreciation
(depreciation) from Investments
and Foreign currency transactions	571,055	9,045,681	270,941	228,909	48,620
Net Realized and Unrealized
Gain (Loss) on Investments	1,225,639	8,588,120	303,595	124,357	61,593

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 1,198,184	$ 8,180,118	$ 295,654	$ 119,683	$ 156,240

See accompanying notes to financial statements.

CONSOLIDATED STATEMENTS OF OPERATIONS

For the Six Months Ended February 29, 2012 (Unaudited)

		U.S.	James Alpha	James Alpha
	Municipal	Government	Global Enhanced	Global Real Estate
	Bond	Money Market	Real Return	Investments
	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 54,464	$ 7,540	$ 7,249	$ 410,832
Dividend income	-	-	28,786	32
Less: Foreign withholding taxes	-	-	-	(3,739)
Total Investment Income	54,464	7,540	36,035	407,125

Operating Expenses:
Management fees	11,130	36,937	46,055	76,428
Supervisory Fees	-	-	7,482	7,487
Distribution (12b-1) fees:
Class A Shares	601	263	2,942	15,705
Class B Shares	12	61	-	-
Class C Shares	1,598	1,461	-	-
Registration fees	9,944	9,110	9,917	9,997
Administration fees	9,606	15,737	18,202	26,129
Professional fees	2,630	-	6,766	7,445
Printing and postage expense	1,830	-	2,448	4,160
Custodian fees	1,247	5,987	7,480	7,528
Compliance officer fees	755	3,700	1,337	2,246
Trustees' fees	705	1,419	1,251	2,342
Insurance expense	1	6	-	24
Non 12b-1 shareholder servicing	26	202	248	10,191
Miscellaneous expenses	304	1,745	1,252	1,241
Total Operating Expenses	40,389	76,628	105,380	170,923
Less: Expenses waived and/or reimbursed	(1,338)	(69,869)	(49,883)	-
Less: Expenses reduced by commission
recapture agreement	-	-	-	-
Net Operating Expenses	39,051	6,759	55,497	170,923

Net Investment Income (Loss)	15,413	781	(19,462)	236,202

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign
currency transactions	(96)	-	15,600	660,121
Options	-	-	57,116	-
Futures	-	-	(37,735)	-
Swaps	-	-	15,454	-
Net realized gain (loss)	(96)	-	50,435	660,121

Net change in unrealized appreciation
(depreciation) from:
Investments and Foreign
currency transactions	85,881	-	105,408	200,808
Options	-	-	(8,569)	-
Futures	-	-	(60,682)	-
Swaps	-	-	2,295	-
Net change in unrealized appreciation
(depreciation) from Investments	85,881	-	36,157	200,808
Net Realized and Unrealized
Gain (Loss) on Investments	85,785	-	86,592	860,929

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 101,198	$ 781	$ 67,130	$ 1,097,131

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Capitalization
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 29, 2012	Year Ended	February 29, 2012	Year Ended	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011
Operations:
Net investment income (loss)	$ 23,432	$ (88,226)	$ 18,580	$ (221,585)	$ (9,548)	$ (96,722)
Net realized gain (loss) on investments	128,155	2,504,497	111,739	10,563,118	239,754	1,707,048
Net change in unrealized appreciation
(depreciation) on investments	2,028,576	284,900	2,102,301	(3,978,699)	1,247,254	635,458
Net increase (decrease) in net assets
resulting from operations	2,180,163	2,701,171	2,232,620	6,362,834	1,477,460	2,245,784

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	(2,551,383)	-	-	-
Class A	-	-	(23,330)	-	-	-
Class B	-	-	(4,917)	-	-	-
Class C	-	-	(175,661)	-	-	-
Net Investment Income:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	-	(2,755,291)	-	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	991,606	3,733,591	964,026	6,703,699	1,020,640	2,693,398
Class A	2,514	24,578	8,956	107,064	31,127	396,557
Class B	-	-	-	-	-	-
Class C	41,504	64,162	150,904	116,785	40,631	79,308
Reinvestment of dividends
and distributions
Class I	-	-	2,479,140	-	-	-
Class A	-	-	22,121	-	-	-
Class B	-	-	4,917	-	-	-
Class C	-	-	174,840	-	-	-
Redemption fee proceeds
Class I	-	-	-	206	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Cost of shares redeemed
Class I	(2,220,830)	(4,498,028)	(3,855,172)	(10,397,894)	(1,670,088)	(3,292,929)
Class A	(3,600)	-	(4,051)	(1,298,744)	(127,932)	(309,613)
Class B	(10,750)	(3,792)	(11,002)	(4,310)	(20,134)	(2,803)
Class C	(60,799)	(81,394)	(52,062)	(116,315)	(9,531)	(54,973)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(1,260,355)	(760,883)	(117,383)	(4,889,509)	(735,287)	(491,055)

Total Increase (Decrease) in Net Assets	919,808	1,940,288	(640,054)	1,473,325	742,173	1,754,729

Net Assets:
Beginning of period	18,155,330	16,215,042	23,603,466	22,130,141	12,877,923	11,123,194
End of period*	$ 19,075,138	$ 18,155,330	$ 22,963,412	$ 23,603,466	$ 13,620,096	$ 12,877,923
* Includes undistributed net investment
income (loss) at end of period	$ 23,432	$ -	$ 18,580	$ -	$ (9,548)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 29, 2012	Year Ended	February 29, 2012	Year Ended	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011
Operations:
Net investment income (loss)	$ (7,697)	$ (26,242)	$ 3,281	$ 87,242	$ (27,455)	$ (108,856)
Net realized gain (loss) on investments
and foreign currency transactions	97,292	801,310	(321,477)	339,087	654,584	673,900
Net change in unrealized appreciation
(depreciation) on investments	1,010,579	727,045	315,747	29,643	571,055	2,952,506
Net increase (decrease) in net assets
resulting from operations	1,100,174	1,502,113	(2,449)	455,972	1,198,184	3,517,550

Distributions to Shareholders:
Net Realized Gains:
Class I	(451,066)	-	-	-	-	-
Class A	(1,435)	-	-	-	-	-
Class B	(930)	-	-	-	-	-
Class C	(28,081)	-	-	-	-	-
Net Investment Income:
Class I	-	-	(94,580)	(72,684)	-	-
Class A	-	-	(303)	(156)	-	-
Class B	-	-	(43)	(48)	-	-
Class C	-	-	(939)	(357)	-	-
Total Dividends and Distributions
to Shareholders	(481,512)	-	(95,865)	(73,245)	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	705,022	1,518,218	405,031	1,179,483	2,116,183	823,986
Class A	891	13,335	1,497	7,473	296,534	346,201
Class B	-	-	-	-	-	-
Class C	26,421	58,157	17,106	18,971	13,130	117,008
Reinvestment of dividends
and distributions
Class I	426,351	-	77,739	71,019	-	-
Class A	1,435	-	303	155	-	-
Class B	929	-	43	48	-	-
Class C	25,365	-	1,164	315	-	-
Redemption fee proceeds
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Cost of shares redeemed
Class I	(1,162,238)	(2,364,093)	(952,590)	(1,909,238)	(1,231,531)	(1,874,210)
Class A	-	-	-	(2,503)	(326,783)	(922,011)
Class B	(15,373)	(7,780)	(3,447)	(842)	(17,064)	(115,403)
Class C	(50,700)	(58,822)	(18,350)	(51,511)	(132,011)	(352,506)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(41,897)	(840,985)	(471,504)	(686,630)	718,458	(1,976,935)

Total Increase (Decrease) in Net Assets	576,765	661,128	(569,818)	(303,903)	1,916,642	1,540,615

Net Assets:
Beginning of period	10,869,489	10,208,361	7,456,058	7,759,961	15,857,371	14,316,756
End of period*	$ 11,446,254	$ 10,869,489	$ 6,886,240	$ 7,456,058	$ 17,774,013	$ 15,857,371
* Includes undistributed net investment
income (loss) at end of period	$ (7,697)	$ -	$ (10,959)	$ 81,625	$ (27,455)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 29, 2012	Year Ended	February 29, 2012	Year Ended	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011
Operations:
Net investment income (loss)	$ (408,002)	$ (1,562,033)	$ (7,941)	$ (130,310)	$ (4,674)	$ (26,827)
Net realized gain (loss) on investments
and foreign currency transactions	(457,561)	5,428,017	32,654	721,505	(104,552)	(4,589)
Net change in unrealized appreciation
(depreciation) on investments	9,045,681	(3,917,706)	270,941	941,427	228,909	1,563
Net increase (decrease) in net assets
resulting from operations	8,180,118	(51,722)	295,654	1,532,622	119,683	(29,853)

Distributions to Shareholders:
Net Realized Gains:
Class I	(1,369,050)	-	-	-	-	-
Class A	(1,069,786)	-	-	-	-	-
Class B	(4,721)	-	-	-	-	-
Class C	(264,303)	-	-	-	-	-
Net Investment Income:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	(2,707,860)	-	-	-	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	2,609,698	63,560,577	146,522	921,743	83,071	473,524
Class A	2,231,275	38,002,434	40,074	342,759	929	159,781
Class B	-	-	-	-	-	-
Class C	797,282	9,427,833	7,331	54,792	4,101	4,153
Reinvestment of dividends
and distributions
Class I	1,293,955	-	-	-	-	-
Class A	973,091	-	-	-	-	-
Class B	3,644	-	-	-	-	-
Class C	248,969	-	-	-	-	-
Redemption fee proceeds
Class I	-	207	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Cost of shares redeemed
Class I	(9,225,491)	(38,580,368)	(405,715)	(1,347,266)	(187,348)	(397,310)
Class A	(11,479,192)	(20,339,178)	(404,455)	(944,877)	(45,643)	(132,595)
Class B	(40,283)	(184,005)	(3,744)	(21,003)	(921)	-
Class C	(1,387,461)	(3,984,318)	(28,145)	(36,640)	(4,139)	(2,709)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(13,974,513)	47,903,182	(648,132)	(1,030,492)	(149,950)	104,844

Total Increase (Decrease) in Net Assets	(8,502,255)	47,851,460	(352,478)	502,130	(30,267)	74,991

Net Assets:
Beginning of period	70,028,703	22,177,243	5,721,641	5,219,511	1,537,143	1,462,152
End of period*	$ 61,526,448	$ 70,028,703	$ 5,369,163	$ 5,721,641	$ 1,506,876	$ 1,537,143
* Includes undistributed net investment
income (loss) at end of period	$ (408,002)	$ -	$ (6,345)	$ 1,596	$ (4,674)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Investment Quality Bond		Municipal Bond		U.S. Government Money Market
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 29, 2012	Year Ended	February 29, 2012	Year Ended	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011
Operations:
Net investment income (loss)	$ 94,647	$ 289,009	$ 15,413	$ 47,292	$ 781	$ 1,811
Net realized gain (loss) on investments	12,973	175,612	(96)	(25,726)	-	-
Net change in unrealized appreciation
(depreciation) on investments	48,620	(306,356)	85,881	(22,229)	-	-
Net increase (decrease) in net assets
resulting from operations	156,240	158,265	101,198	(663)	781	1,811

Distributions to Shareholders:
Net Realized Gains:
Class I	(151,542)	(196,672)	-	-	-	-
Class A	(1,650)	(1,572)	-	-	-	-
Class B	(192)	(260)	-	-	-	-
Class C	(7,403)	(9,339)	-	-	-	-
Net Investment Income:
Class I	(91,564)	(278,192)	(13,784)	(43,904)	(759)	(1,763)
Class A	(769)	(2,076)	(613)	(1,818)	(7)	(11)
Class B	(59)	(239)	(3)	(11)	-	(1)
Class C	(2,255)	(8,530)	(1,013)	(1,559)	(15)	(36)
Total Dividends and Distributions
to Shareholders	(255,434)	(496,880)	(15,413)	(47,292)	(781)	(1,811)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	1,192,511	1,917,977	168,274	2,243,669	5,631,421	10,230,560
Class A	10,107	96,255	56,607	137,892	9,018	37,632
Class B	465	-	-	-	3,029	-
Class C	109,728	97,486	13,670	10,017	142,488	310,779
Reinvestment of dividends
and distributions
Class I	231,397	459,566	13,535	42,432	768	1,752
Class A	2,121	3,194	235	60	6	8
Class B	254	498	2	11	-	1
Class C	9,545	17,511	1,206	1,623	15	36
Cost of shares redeemed
Class I	(1,751,202)	(4,001,522)	(550,630)	(1,745,528)	(6,498,234)	(14,423,893)
Class A	(8,632)	(84,561)	-	(19,200)	(3,591)	(12,286)
Class B	(2,912)	(1,167)	-	-	(4,172)	(26,322)
Class C	(201,494)	(101,004)	(182,903)	(22,446)	(196,982)	(358,754)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(408,112)	(1,595,767)	(480,004)	648,530	(916,234)	(4,240,487)

Total Increase (Decrease) in Net Assets	(507,306)	(1,934,382)	(394,219)	600,575	(916,234)	(4,240,487)

Net Assets:
Beginning of period	10,727,884	12,662,266	4,196,495	3,595,920	15,525,847	19,766,334
End of period*	$ 10,220,578	$ 10,727,884	$ 3,802,276	$ 4,196,495	$ 14,609,613	$ 15,525,847
* Includes undistributed net investment
income (loss) at end of period	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes to financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha Global Enhanced		James Alpha Real Estate
	Real Return Portfolio		Investments Portfolio
	Six Months		Six Months
	Ended		Ended
	February 29, 2012	Period Ended	February 29, 2012	Period Ended	Year Ended
	(Unaudited)	August 31, 2011 (a)	(Unaudited)	August 31, 2011	December 31, 2010
Operations:
Net investment income (loss)	$ (19,462)	$ 28,005	$ 236,202	$ 111,931	$ 53,938
Net realized gain (loss) on investments	50,435	63,802	660,121	204,607	309,382
Net change in unrealized appreciation
(depreciation) on investments	36,157	(918)	200,808	(1,131,652)	58,301
Net increase (decrease) in net assets
resulting from operations	67,130	90,889	1,097,131	(815,114)	421,621

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	(244)	-	-
Class A	-	-	(215,406)	(394,351)	(248,006)
Class C
Net Investment Income:
Class I	(26,951)	-	-	-	-
Class A	(11,930)	-	-	-	(142,715)
Class C	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	(38,881)	-	(215,650)	(394,351)	(390,721)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	18,583	6,015,111	15,000	500	-
Class A	3,651,888	315,825	2,397,418	10,078,801	2,300,545
Class C	110,500	-	313,518	-	-
Reinvestment of dividends
and distributions
Class I	26,951	-	244	-	-
Class A	9,993	-	184,347	332,970	241,145
Class C	-	-	-	-	-
Redemption fee proceeds
Class I	-	-	-	-	-
Class A	-	-	-	-	1,442
Class C	-	-	-	-	-
Cost of shares redeemed
Class I	-	50	(10)	-	-
Class A	(235,769)	-	(318,330)	(366,933)	(75,511)
Class C	(50)	-	-	-	-
Net increase (decrease) in net assets
from share transactions of
beneficial interest	3,582,096	6,330,986	2,592,187	10,045,338	2,467,621

Total Increase (Decrease) in Net Assets	3,610,345	6,421,875	3,473,668	8,835,873	2,498,521

Net Assets:
Beginning of period	6,421,875	-	12,155,209	3,319,336	820,815
End of period*	$ 10,032,220	$ 6,421,875	$ 15,628,877	$ 12,155,209	$ 3,319,336
* Includes undistributed / distributions in excess of
net investment income (loss) at end of period	$ (25,104)	$ 33,239	$ (102,224)	$ (338,426)	$ -

(a) Fund commenced operations on February 1, 2011.

See accompanying notes to financial statements.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Trust commenced investment operations on September 2, 1994.  The Trust consists of fourteen portfolios: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the U.S. Government Money Market Portfolio, the James Alpha Global Enhanced Real Return Portfolio and the James Alpha Global Real Estate Investments Portfolio (collectively, the “ Portfolios”).  Saratoga Capital Management, LLC (the “ Manager”) serves as the Trust’s Manager. The James Alpha Global Enhanced Real Return Portfolio is managed by Armored Wolf, LLC (“Armored Wolf”), the James Alpha Global Real Estate Investments Portfolio is managed by Ascent Investment Advisors, LLC (“Ascent”) and both are supervised by the Manager. With the exception of the James Alpha Global Enhanced Real Return Portfolio and the James Alpha Global Real Estate Investments Portfolio, each of the Portfolios is provided with the discretionary advisory services of an investment adviser or advisers identified, retained, supervised and compensated by the Manager.  The following serve as advisers (the “Advisers”) to their respective Portfolio(s): DePrince, Race & Zollo, Inc. serves as Adviser to International Equity; Loomis, Sayles & Co., L.P. serves as Adviser to Energy & Basic Materials, Financial Services and Large Capitalization Growth; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Fox Asset Management, LLC serves as Adviser to Small Capitalization, Municipal Bond and Investment Quality Bond; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology; Loomis, Sayles & Co., L.P. and Oak Associates, Ltd. serve as Advisers to Technology & Communications; M.D. Sass Investors Services, Inc. serves as Adviser to Large Capitalization Value; CLS Investments, LLC serves as Adviser to U.S. Government Money Market. Armored Wolf, LLC serves as Adviser to James Alpha Global Enhanced Real Return and Ascent Investment Advisors, LLC serves as Adviser to James Alpha Global Real Estate Investments. Gemini Fund Services, LLC (the “ Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.   Northern Lights Distributors, LLC (the “ Distributor”) is the Trust’s Distributor, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.

    The Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio and the Financial Services Portfolio are non-diversified portfolios.   The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the U.S. Government Money Market Portfolio, the James Alpha Global Enhanced Real Return Portfolio and the James Alpha Global Real Estate Investments Portfolio are diversified portfolios.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market James Alpha Global Enhanced Real Return

Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital

Attractive long-term risk-adjusted returns relative to traditional financial market indices

James Alpha Global Real Estate	Total return consisting of current income and capital appreciation

     Currently, each Portfolio offers Class A, Class B, Class C and Class I shares with the exception of  the James Alpha Global Enhanced Real Return Portfolio and the James Alpha Global Real Estate Investments Portfolio which offers Class A, Class C and Class I shares (the Trust has suspended sales of Class B shares with certain exceptions).   Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   To discourage short-term trading and offset brokerage commissions, market impact and other costs associated with short-term trading, the Portfolios, excluding the U.S. Government Money Market Portfolio, charge a 2% fee on the value of shares that are redeemed within 30 days of purchase.   Such fees are paid directly to the Portfolio from which the redemption is made.   Please see the Trust’ s prospectus for additional details.

     The following is a summary of significant accounting policies consistently followed by each Portfolio:

(a) Valuation of Investments

     Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.   Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.   The ability of issuers of debt securities held by the

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited) (Continued)

portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 29, 2012 for the Portfolio’ s assets and liabilities measured at fair value:

Large Capitalization Value

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	18,773,623	-	-	18,773,623
Short-Term Investments	440,727	-	-	440,727
Collateral for Securities Loaned	-	-	-	-
Total	19,214,350	-	-	19,214,350

Large Capitalization Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	22,747,365	-	-	22,747,365
Short-Term Investments	263,628	-	-	263,628
Collateral for Securities Loaned	794,719	-	-	794,719
Total	23,805,712	-	-	23,805,712

Mid Capitalization

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	13,350,847	-	-	13,350,847
Exchange Traded Funds	-	-	-	-
Short-Term Investments	320,240	-	-	320,240
Collateral for Securities Loaned	343,339	-	-	343,339
Total	14,014,426	-	-	14,014,426

Small Capitalization

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	11,102,943	-	-	11,102,943
Short-Term Investments	378,485	-	-	378,485
Collateral for Securities Loaned	75,600			75,600
Total	11,557,028	-	-	11,557,028

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited) (Continued)

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks:
Agriculture	$ -	$ 303,158	$ -	$ 303,158
Apparel	-	30,113	-	30,113
Auto Parts & Equipment	-	104,237	-	104,237
Bank	-	542,332	-	542,332
Beverages	-	74,763	-	74,763
Building Materials	-	144,835	-	144,835
Chemicals	-	393,392	-	393,392
Coal	-	106,551	-	106,551
Commercial Services	-	97,352	-	97,352
Computers	-	243,974	-	243,974
Distribution/Wholesale	-	254,839	-	254,839
Diversified Financial Servies	-	283,085	-	283,085
Electric	-	111,785	-	111,785
Electronics	-	106,878	-	106,878
Engineering & Construction	-	226,322	-	226,322
Entertainment	-	179,813	-	179,813
Food	-	98,204	-	98,204
Healthcare Products	-	55,236	-	55,236
Holding Companies - Diversified	-	61,651	-	61,651
Insurance	-	157,379	-	157,379
Investment Companies	-	197,430	-	197,430
Lodging	-	53,023	-	53,023
Machinery - Diversified	-	144,744	-	144,744
Mining	-	471,365	-	471,365
Office/Business Equipment	-	84,386	-	84,386
Oil & Gas	-	457,640	-	457,640
Oil & Gas Services	-	131,029	-	131,029
Pharmaceuticals	-	288,759	-	288,759
Private Equity	-	90,720	-	90,720
Real Estate	-	381,297	-	381,297
Retail	-	91,245	-	91,245
Semiconductors	-	195,369	-	195,369
Software	-	309,716	-	309,716
Telecommunications	-	75,581	-	75,581
Transportation	-	137,414	-	137,414
Water	-	86,526	-	86,526
Short-Term Investments	119,465	-	-	119,465
Total	$ 119,465	$ 6,772,143	$ -	$ 6,891,608

Health & Biotechnology

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	17,434,492	-	-	17,434,492
Short-Term Investments	836,726	-	-	836,726
Collateral for Securities Loaned	980,791	-	-	980,791
Total	19,252,009	-	-	19,252,009

Technology & Communications

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	59,644,319	-	-	59,644,319
Short-Term Investments	2,064,203	-	-	2,064,203
Total	61,708,522	-	-	61,708,522
Liabilities
Call Options Written	94,200	-	-	94,200
Total	94,200	-	-	94,200

Energy & Basic Materials

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	5,328,257	-	-	5,328,257
Short-Term Investments	31,768	-	-	31,768
Total	5,360,025	-	-	5,360,025

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited) (Continued)

Financial Services

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	1,453,493	-	-	1,453,493
Short-Term Investments	33,207	-	-	33,207
Total	1,486,700	-	-	1,486,700

Investment Quality Bond

Assets	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	-	3,614,351	-	3,614,351
Corporate Bonds and Notes	-	6,325,620	-	6,325,620
Short-Term Investments	183,889	-	-	183,889
Total	183,889	9,939,971	-	10,123,860

Municipal Bond

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	-	3,610,939	-	3,610,939
Short-Term Investments	142,368	-	-	142,368
Total	142,368	3,610,939	-	3,753,307

U.S. Government Money Market

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	3,500,289	-	3,500,289
Money Market Funds	-	-	-	-
Repurchase Agreement	-	12,110,000	-	12,110,000
Total	-	15,610,289	-	15,610,289

James Alpha Global Enhanced Real Return

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	114,672	-	-	114,672
Exchange Traded Funds	1,012,083	-	-	1,012,083
Municipal Bonds	-	1,142,600	-	1,142,600
U.S. Government	4,444,141	-	-	4,444,141
Purchased Futures Options	9,188	-		9,188
Short-Term Investments	2,657,359	-	-	2,657,359
Total	8,237,443	1,142,600	-	9,380,043

James Alpha Global Real Estate Investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	16,023,882	-	-	16,023,882
Short-Term Investments	736,167	-	-	736,167
Total	16,760,049	-	-	16,760,049

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented.

                  It is the Portfolios’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Schedules of Investments for industry classifications.

Consolidation of Subsidiary – James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the James Alpha Global Enhanced Real Return Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary.  JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011 and is a disregarded entity for tax purposes.  All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Global Enhanced Real Return Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Global Enhanced Real Return Portfolio’s investments in the SPC is as follows:

	Inception Date of SPC	SPC Net Assets at February 29, 2012	% of Fund Total Assets at February 29, 2012
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 837,017	8.34%

(b) Federal Income Tax

     It is each Portfolio’ s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders.  Therefore, no federal income tax provision is required.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited) (Continued)

     Capital loss carry forwards, as of each Portfolio’ s most recent tax year-end, available to offset future capital gains, if any, are as follows:

Assets	2012	2013	2014	2015	2016	2017	2018	2019	Total
Large Capitalization Value	$ -	$ -	$ -	$ -	$ -	$ 10,176,188	$ 2,343,762	$ -	$ 12,519,950
Large Capitalization Growth	-	-	-	-	-	3,858,631	466,182	-	4,324,813
Mid Capitalization	-	-	-	-	-	488,054	770,755	-	1,258,809
Small Capitalization	-	-	-	-	-	241,399	-	-	241,399
International Equity	-	-	-	-	-	405,567	1,863,505	-	2,269,072
Health & Biotechnology	-	-	677,231	-	-	-	1,007,351	-	1,684,582
Technology & Communications	-	-	-	-	-	-	-	-	-
Energy & Basic Materials	-	-	-	-	-	808,185	1,049,270	-	1,857,455
Financial Services	-	-	-	-	-	691,022	582,779	38,144	1,311,945
Investment Quality Bond	-	-	-	-	-	-	-	-	-
Municipal Bond	-	-	-	-	-	-	38,979	1,371	40,350
U.S. Government Money Market	751	-	-	-	-	-	-	-	751
James Alpha Global Enhanced	-	-	-	-	-	-	-	-	-
James Alpha Global Real Estate	-	-	-	-	-	-	-	-	-

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2008-2010 returns (which does not include the James Alpha Portfolios) and expected to be taken in the Portfolios’ 2011 returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Portfolios identify its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Portfolios make significant investments.  The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2011, the Portfolios did not incur any interest or penalties.

      (c) Security Transactions and Other Income

     Security transactions are recorded on the trade date.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the company’ s understanding of the applicable country’ s tax rules and rates.

(d) Dividends and Distributions

     The following table summarizes each Portfolio’ s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communications	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Daily – paid monthly	Annually
Municipal Bond	Daily – paid monthly	Annually
U.S. Government Money Market	Daily – paid monthly	Annually
James Alpha Global Enhanced Real Return	Annually	Annually Annually
James Alpha Global Real Estate Investments	Quarterly

     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “ book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

(e) Allocation of Expenses

     Expenses specifically attributable to a particular Portfolio are borne by that Portfolio.  Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

     (f) Repurchase Agreements

     In connection with transactions in repurchase agreements, it is the Trust’ s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited) (Continued)

(g) Other

     The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.   Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’ s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

2.

MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio's average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; and 0.475% for U.S. Government Money Market.  For James Alpha Global Enhanced Real Return and James Alpha Global Real Estate Investments management fees are payable to the Advisor monthly and are computed daily at the annual rate of 1.10% and 1.20% of the Portfolio’ s average daily net assets respectively, and the Manager receives an annual supervision fee which is the greater of 0.10% of both Portfolios’ average daily net assets decreasing at various asset levels or a minimum of $15,000 per Portfolio annually paid out monthly.

     For the six months ended February 29, 2012 the Manager waived $5,471 for Financial Services, and $68,084 for U.S. Government Money Market, and Armored Wolf waived $49,883 for James Alpha Global Enhanced Real Return.

       (b) Gemini Fund Services, LLC (“ GFS” ) provides administrative, fund accounting, transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’ s Custody Administration Agreement with GFS (the “ Custody Administration Agreement” ), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Trust as follows:

Northern Lights Compliance Services, LLC (“ NLCS” ) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

GemCom, LLC (“ GemCom” ) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Portfolios.

Certain officers of GFS and NLCS are also officers of the Trust.

     (c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “ Plan” ) with respect to the sale and distribution of Class A, B and C shares of the Portfolios.  The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, Armored Wolf and Ascent, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of James Alpha Global Enhanced Real Return and James Alpha Global Real Estate Investments Class A shares) and 1.00% of the average daily net assets of the Portfolios Class B and Class C shares (except for the James Alpha Global Enhanced Real Return and James Alpha Global Real Estate Investments Portfolios which do not offer Class B shares).   A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, Armored Wolf and Ascent or other entities for providing support services.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.    The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.   For the six months ended February 29, 2012, the Distributor waived $1,785 in fees for the U.S. Government Money Market Portfolio and $1,338 in fees for the Municipal Bond Portfolio.

    Class A shares are offered at net asset value plus a maximum sales load of 5.75%.   Class B shares are offered subject to a maximum contingent deferred sales charge (“ CDSC” ) of 5.00% and will automatically convert to Class I shares after eight years.   Class C shares are offered subject to a CDSC of 1.00% and, prior to January 1, 2003, had been subject to a maximum sales load of 1.00%.   Class I shares are offered at net asset value.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited) (Continued)

For the six months ended February 29, 2012, the Distributor, Northern Lights Distributors, LLC (“ NLD” ) received sales charges on sales of the Portfolios’ Class A shares.   In addition, CDSCs were paid to the Manager for Class C shares.   The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges	CDSC's
	Class A	Class C
Large Capitalization Value	$ -	$ 14
Large Capitalization Growth	11	7
Mid Capitalization	27	1
Small Capitalization	-	6
International Equity	-	1
Health & Biotechnology	989	82
Technology & Communications	5,243	7,354
Energy & Basic Materials	150	101
Financial Services	2	-
Investment Quality Bond	83	18
Municipal Bond	448	14
U.S. Government Money Market	-	10
James Alpha Global Enhanced Real Return	16,538	1
James Alpha Global Real Estate Investments	8,071	-

(d) The Trust and the Manager, the Trust and Armored Wolf on behalf of the James Alpha Global Enhanced Real Return Portfolio and the Trust and Ascent on behalf of the James Alpha Global Real Estate Investments Portfolio, have entered into an Excess Expense Agreement (the “ Expense Agreement” ).  In connection with the Expense Agreement, the Manager is currently voluntarily waiving, and Armored Wolf and Ascent are currently waiving, all or a portion of its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “ Expense Cap” ).  The annual expense caps in effect at February 29, 2012 for each portfolio were:  3.00%, 3.60%, 3.60% and 2.60% for Class A, B, C and I shares respectively, of Large Capitalization Value, Large Capitalization Growth,  Mid Capitalization, and Small Capitalization; 3.30%, 3.90%, 3.90% and 2.90% for Class A, B, C and I shares, respectively, of International Equity; 2.30%, 2.90%, 2.90% and 1.90% for Class A, B, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75%, 2.75% and 1.75% for Class A, B, C and I shares respectively, of U.S. Government Money Market; 3.40%, 4.00%, 4.00% and 3.00% for Class A, B, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 1.50%, 1.25% and 2.25% for Class A, I and C shares, respectively, of James Alpha Global Enhanced Real Return; 2.75%, 2.50% and 2.98% for Class A, I and C shares, respectively, of James Alpha Global Real Estate Investments. Under the terms of the Expense Agreement, expenses borne by the Manager, Armored Wolf or Ascent are subject to reimbursement for up to three years from the date the fee or expense was incurred.   No reimbursement will be made if it would result in the portfolio exceeding its Expense Cap.   The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice.  The Expense Agreement with Armored Wolf shall continue for an initial term through December 31, 2012.  The Expense Agreement with Ascent shall continue for an initial term through December 31, 2014 for Class A and Class I shares and through December 31, 2012 for Class C shares.  The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	8/31/2012	12/31/2012	8/31/2013	12/31/2013	8/31/2014
Financial Services	19,533	-	12,580	-	20,904
Municipal Bond	3,536	-	11,041	-	-
U.S. Government Money Market	201,733	-	297,465	-	144,906
James Alpha Global Enhanced Real Return	-	-	-	-	42,825
James Alpha Global Real Estate Investments	-	174,165	-	490,067	317,203

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement under which certain portfolio expenses could be paid by such broker or rebates could be given to each participating Portfolio.   For the  six months ended February 29, 2012, the amount received by the participating Portfolios under this arrangement was as follows: Large Capitalization Value, $12,402; Large Capitalization Growth, $12; Mid Capitalization, $571; International Equity, $742; Health & Biotechnology, $906; Technology & Communications, $10,424; Energy & Basic Materials, $475; and Financial Services, $163.

3.

INVESTMENT TRANSACTIONS

     (a) For the six months ended February 29, 2012, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$ 6,718,579	$ 7,947,265
Large Capitalization Growth	1,156,884	4,157,040
Mid Capitalization	3,637,856	4,097,897
Small Capitalization	2,388,152	2,687,572
International Equity	1,604,156	2,057,299
Health & Biotechnology	2,547,985	1,790,548
Technology & Communications	7,018,525	23,691,884
Energy & Basic Materials	1,312,691	1,929,154
Financial Services	258,401	390,568
Investment Quality Bond	1,930,204	451,406
Municipal Bond	241,864	139,158
James Alpha Global Enhanced Real Return	7,884,131	2,891,217
James Alpha Global Real Estate Investments	42,808,557	39,035,024

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited) (Continued)

      (b) Certain Portfolios may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.  Transactions in option contracts written by the Technology & Communications Portfolio during the six months ended February 29, 2012 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	-	$ -
Options written	30	72,500
Outstanding at End of Period	30	$ 72,500

      Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily.  When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid.  When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

      Certain Portfolios may write covered call options.  This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

      When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received.  When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

      The liability representing a Portfolio’ s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

      The Portfolios may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

     (c) Certain Portfolios may enter into futures contracts.  The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective.  To manage equity price risk, the Portfolios may enter into futures contracts.  Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “ variation margin” account.  Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Portfolios recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’ s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolios.

As of February 29, 2012, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts, options and swaps subject to equity price risk amounted to the following:

Portfolio	Statements of Assets and Liabilities Variation Margin and Unrealized Appreciation (Depreciation)	Statements of Operations Change in Unrealized	Statements of Operations Realized Gain (Loss)
James Alpha Global Enhanced Real Return
Futures	$(85,073)*	$(60,682)	$(37,735)
Options	9,188	(8,569)	57,116
Swaps	2,295	2,295	15,454

*Includes cumulative appreciation/depreciation of futures contracts described previously.  Only current day’ s Variation Margin is reported within the Statement of Assets and Liabilities.

Such figures can be found on the Statement of Assets & Liabilities and Statements of Operations.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives.   The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “ swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “ basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “ marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments.   The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations.   The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.   The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’ s remaining life, to the extent that that amount is positive.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited) (Continued)

4.

AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

     Each Portfolio has unlimited shares of beneficial interest authorized at $.01 par value per share.  For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares
	Six Months Ended August 31, 2010	Year Ended August 31, 2010	Six Months Ended August 31, 2010	Year Ended August 31, 2010
	February 29, 2012	August 31, 2011	February 29, 2012	August 31, 2011
Large Capitalization Value
Issued	79,884	288,154	216	1,880
Redeemed	(184,622)	(352,552)	(290)	-
Net Increase (Decrease) in Shares	(104,738)	(64,398)	(74)	1,880
Large Capitalization Growth
Issued	55,419	365,303	490	5,923
Redeemed	(217,050)	(556,105)	(215)	(73,523)
Reinvested from Dividends	153,222	-	1,401	-
Net Increase (Decrease) in Shares	(8,409)	(190,802)	1,676	(67,600)
Mid Capitalization
Issued	102,934	263,872	3,147	39,338
Redeemed	(178,694)	(328,043)	(13,917)	(33,261)
Net Increase (Decrease) in Shares	(75,760)	(64,171)	(10,770)	6,077
Small Capitalization
Issued	87,787	182,715	118	1,639
Redeemed	(148,774)	(287,511)	-	-
Reinvested from Dividends	54,243	-	187	-
Net Increase (Decrease) in Shares	(6,744)	(104,796)	305	1,639
International Equity
Issued	43,287	105,671	157	649
Redeemed	(104,901)	(172,125)	-	(217)
Reinvested from Dividends	8,713	6,358	35	14
Net Increase (Decrease) in Shares	(52,901)	(60,096)	192	446
Health & Biotechnology
Issued	108,876	44,354	15,878	18,635
Redeemed	(62,999)	(103,427)	(17,501)	(52,852)
Net Increase (Decrease) in Shares	45,877	(59,073)	(1,623)	(34,217)
Technology & Communications
Issued	191,189	4,339,610	174,927	2,731,371
Redeemed	(698,614)	(2,622,355)	(910,606)	(1,478,731)
Reinvested from Dividends	106,938	-	83,599	-
Net Increase (Decrease) in Shares	(400,487)	1,717,255	(652,080)	1,252,640
Energy & Basic Materials
Issued	13,455	57,435	3,135	22,295
Redeemed	(32,856)	(87,628)	(30,861)	(63,489)
Net Increase (Decrease) in Shares	(19,401)	(30,193)	(27,726)	(41,194)
Financial Services
Issued	14,772	73,005	181	25,162
Redeemed	(34,081)	(61,749)	(8,999)	(24,092)
Net Increase (Decrease) in Shares	(19,309)	11,256	(8,818)	1,070
Investment Quality Bond
Issued	115,981	186,956	1,003	9,377
Redeemed	(171,192)	(390,137)	(856)	(8,227)
Reinvested from Dividends	22,862	44,939	211	311
Net Increase (Decrease) in Shares	(32,349)	(158,242)	358	1,461
Municipal Bond
Issued	16,525	230,015	5,744	14,180
Redeemed	(54,966)	(180,679)	-	(1,980)
Reinvested from Dividends	1,588	4,345	29	6
Net Increase (Decrease) in Shares	(36,853)	53,681	5,773	12,206
U.S. Government Money Market
Issued	5,682,131	10,230,559	9,019	37,632
Redeemed	(6,548,929)	(14,423,893)	(3,591)	(12,286)
Reinvested from Dividends	753	1,753	5	8
Net Increase (Decrease) in Shares	(866,045)	(4,191,581)	5,433	25,354

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited) (Continued)

	Class B Shares		Class C Shares
	Six Months Ended Ferbau 29, 2012	Year Ended August 31, 2009	Six Months Ended Ferbau 29, 2012	Year Ended August 31, 2009
	February 29, 2012	August 31, 2011	February 29, 2012	August 31, 2011
Large Capitalization Value
Issued	-	-	3,768	5,680
Redeemed	(943)	(348)	(5,518)	(7,187)
Net Increase (Decrease) in Shares	(943)	(348)	(1,750)	(1,507)
Large Capitalization Growth
Issued	-	-	10,990	7,373
Redeemed	(698)	(283)	(4,365)	(7,125)
Reinvested from Dividends	352	-	12,489	-
Net Increase (Decrease) in Shares	(346)	(283)	19,114	248
Mid Capitalization
Issued	-	-	4,889	8,466
Redeemed	(2,343)	(329)	(1,076)	(6,482)
Net Increase (Decrease) in Shares	(2,343)	(329)	3,813	1,984
Small Capitalization
Issued	-	-	4,615	9,583
Redeemed	(2,651)	(1,168)	(8,627)	(9,063)
Reinvested from Dividends	157	-	4,256	-
Net Increase (Decrease) in Shares	(2,494)	(1,168)	244	520
International Equity
Issued	-	-	2,342	1,859
Redeemed	(389)	(81)	(2,349)	(5,120)
Reinvested from Dividends	5	5	101	30
Net Increase (Decrease) in Shares	(384)	(76)	94	(3,231)
Health & Biotechnology
Issued	-	-	773	6,748
Redeemed	(968)	(7,156)	(7,676)	(21,962)
Net Increase (Decrease) in Shares	(968)	(7,156)	(6,903)	(15,214)
Technology & Communications
Issued	-	-	66,718	748,310
Redeemed	(3,833)	(15,790)	(119,759)	(324,108)
Reinvested from Dividends	347	-	23,377	-
Net Increase (Decrease) in Shares	(3,486)	(15,790)	(29,664)	424,202
Energy & Basic Materials
Issued	-	-	633	4,306
Redeemed	(320)	(1,676)	(2,408)	(2,913)
Net Increase (Decrease) in Shares	(320)	(1,676)	(1,775)	1,393
Financial Services
Issued	-	-	803	741
Redeemed	(176)	-	(793)	(472)
Net Increase (Decrease) in Shares	(176)	-	10	269
Investment Quality Bond
Issued	-	-	11,354	9,486
Redeemed	(286)	(113)	(20,348)	(9,802)
Reinvested from Dividends	71	48	976	1,712
Net Increase (Decrease) in Shares	(215)	(65)	(8,018)	1,396
Municipal Bond
Issued	-	-	1,357	1,028
Redeemed	-	-	(18,069)	(2,271)
Reinvested from Dividends	-	1	122	165
Net Increase (Decrease) in Shares	-	1	(16,590)	(1,078)
U.S. Government Money Market
Issued	-	-	145,216	310,778
Redeemed	(4,172)	(26,322)	(199,709)	(358,754)
Reinvested from Dividends	3,029	1	14	36
Net Increase (Decrease) in Shares	(1,143)	(26,321)	(54,479)	(47,940)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited) (Continued)

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended
	February 29, 2012	August 31, 2011	February 29, 2012	August 31, 2011	February 29, 2012
James Alpha Global Enhanced Real Return
Issued	1,827	594,151	359,607	30,806	10,790
Redeemed	-	-	(23,171)	-	(5)
Reinvested from Dividends	2,666	-	988	-	-
Net Increase (Decrease) in Shares	4,493	594,151	337,424	30,806	10,785

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended
	February 29, 2012	August 31, 2011	February 29, 2012	August 31, 2011	February 29, 2012
James Alpha Global Real Estate Investments
Issued	785	29	133,388	476,130	15,781
Redeemed	(1)	-	(17,013)	(18,229)	-
Reinvested from Dividends	13	-	10,112	15,922	-
Net Increase (Decrease) in Shares	797	29	126,487	473,823	15,781

5.   SECURITIES LENDING

     Under an agreement with the BNY Mellon Corp. (“ BNY Mellon” ), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees.    Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures.   A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios.   Generally, in the event of a counter-party default, each Portfolio has the right to use the collateral to offset the losses incurred.   There would be a potential loss to a Portfolio in the event such Portfolio is delayed or prevented from exercising its right to dispose of the collateral.

    At February 29, 2012 the following portfolios loaned securities and received cash collateral for the loan.  This cash was invested in a BNY Mellon Overnight Government Fund.

	Market Value of	Market Value
Portfolio	Loaned Securities	of Collateral
Large Capitalization Growth	$ 794,719	$ 812,930
Mid Capitalization	343,339	352,838
Small Capitalization	75,600	77,280
Health & Biotechnology	980,791	1,002,900

  At February 29, 2012, the percentage of total investment income derived from the investment of cash collateral retained by the lending agent, BONY, was as follows:

Portfolio	Percentage of Total Investment Income
Large Capitalization Growth	2.00%
Mid Capitalization	0.13%
Small Capitalization	0.27%
Health & Biotechnology	0.01%

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

    The tax character of dividends paid during the period ended August 31, 2011 was as follows:

			Long Term
Portfolio	Ordinary Income	Tax Exempt Income	Capital Gains	Total
Large Capitalization Value	$ -	$ -	$ -	$ -
Large Capitalization Growth	-	-	-	-
Mid Capitalization	-	-	-	-
Small Capitalization	-	-	-	-
International Equity	73,245	-	-	73,245
Health & Biotechnology	-	-	-	-
Technology & Communications	-	-	-	-
Energy & Basic Materials	-	-	-	-
Financial Services	-	-	-	-
Investment Quality Bond	289,037	-	207,843	496,880
Municipal Bond	114	47,178	-	47,292
U.S. Government Money Market	1,811	-	-	1,811
James Alpha Global Enhanced Real Return	-	-	-	-
James Alpha Global Real Estate Investments	394,351	-	-	394,351

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited) (Continued)

The tax character of dividends paid during the period ended August 31, 2010 was as follows:

Long Term
Portfolio	Ordinary Income	Tax Exempt Income	Capital Gains	Total
Large Capitalization Value	$ -	$ -	$ -	$ -
Large Capitalization Growth	-	-	-	-
Mid Capitalization	-	-	-	-
Small Capitalization	-	-	-	-
International Equity	93,468	-	-	93,468
Health & Biotechnology	-	-	-	-
Technology & Communications	-	-	-	-
Energy & Basic Materials	-	-	-	-
Financial Services	-	-	-	-
Investment Quality Bond	412,092	-	-	412,092
Municipal Bond	478	55,695	-	56,173
U.S. Government Money Market	2,328	-	-	2,328
James Alpha Global Enhanced Real Return	-	-	-	-
James Alpha Global Real Estate Investments	-	-	-	-

The tax character of dividends paid during the year ended December 31, 2010 was as follows:

			Long Term
Portfolio	Ordinary Income	Tax Exempt Income	Capital Gains	Total
James Alpha Global Real Estate Investments	$390,222	-	$499	$390,721

The tax character of dividends paid during the period ended December 31, 2009 was as follows:

			Long Term
Portfolio	Ordinary Income	Tax Exempt Income	Capital Gains	Total
James Alpha Global Real Estate Investments	$3,696	-	-	$3,696

Permanent book and tax differences, primarily attributable to net operating losses, foreign currency exchange gains (losses), expiration of capital loss carry forward limitations, paydown gains (losses), and real estate investment trust and passive foreign investment company adjustments, resulted in reclassification for the tax year ended August 31, 2011 as follows for:

			Increase (Decrease) in Accumulated
		Increase (Decrease) in	Net Realized Gain (Loss) on
	Increase (Decrease) in	Undistributed Net	Investments and Foreign
Portfolio	Paid in Capital	Investment Income (Loss)	Currency Transactions
Large Capitalization Value	($88,226)	$88,226	$ -
Large Capitalization Growth	(221,585)	221,585	-
Mid Capitalization	(96,722)	96,722	-
Small Capitalization	(26,242)	26,242	-
International Equity	(2,127,058)	(3,517)	2,130,575
Health & Biotechnology	(42,564,922)	108,856	42,456,066
Technology & Communications	(64,722)	1,562,033	(1,497,311)
Energy & Basic Materials	(134,839)	131,906	2,933
Financial Services	(27,207)	26,827	380
Investment Quality Bond	248	28	(276)
Municipal Bond	-	-	-
U.S. Government Money Market	-	-	-
James Alpha Global Enhanced Real Return	-	5,233	(5,233)
James Alpha Global Real Estate Investments	-	-	-

Net assets were unaffected by the above reclassifications.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 29, 2012 (Unaudited) (Continued)

As of each of the Portfolio’ s tax year-end, the components of distributable earnings on a tax basis were as follows:

							Total
						Unrealized	Accumulated
	Ordinary	Tax Exempt	Long Term	Capital Loss	Post October	Appreciation	Earnings
Portfolio	Income	Income	Capital Gains	Carryforwards	Loss Deferrals	(Depreciation)	(Deficits)
Large Capitalization Value	$ -	$ -	$ -	$ (12,519,950)	$ -	$ (308,061)	$ (12,828,011)
Large Capitalization Growth	-	-	-	(4,324,813)	-	(1,644,730)	(5,969,543)
Mid Capitalization	-	-	-	(1,258,809)	-	973,240	(285,569)
Small Capitalization	-	-	-	(241,399)	-	1,178,393	936,994
International Equity	95,473	-	-	(2,269,072)	(1,705)	(473,663)	(2,648,967)
Health & Biotechnology	-	-	-	(1,684,582)	-	2,259,879	575,297
Technology & Communications	-	-	2,707,557	-	-	(2,011,716)	695,841
Energy & Basic Materials	-	-	-	(1,857,455)	(259)	1,121,968	(735,746)
Financial Services	-	-	-	(1,311,945)	(493)	(51,031)	(1,363,469)
Investment Quality Bond	26,676	-	133,894	-	-	592,284	752,854
Municipal Bond	-	-	-	(40,350)	(25,726)	98,588	32,512
U.S. Government Money Market	-	-	-	(751)	-	-	(751)
James Alpha Global Enhanced Real Return	69,394	-	-	-	-	21,393	90,787
James Alpha Global Real Estate Investments *	45,802	-	6,473	-	(1,196)	(4,098)	46,981

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and real estate investment trust and passive foreign investment company adjustments.

*Information is as of the Portfolio’ s tax year ended December 31, 2010

7.   NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “ Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“ IFRS” ). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Portfolios financial statements.

8.   SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class I Shares
	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2012	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 12.02	$ 10.29	$ 10.36	$ 13.01	$ 21.99	$ 20.13
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.02	(0.05)	(0.01)	(0.02)	0.21	0.14
Net realized and unrealized gain (loss)	1.55	1.78	(0.06)	(2.41)	(6.46)	1.84
Total from investment operations	1.57	1.73	(0.07)	(2.43)	(6.25)	1.98
Dividends and Distributions:
Dividends from net investment income	-	-	-	(0.22)	(0.17)	(0.12)
Distributions from realized gains	-	-	-	-	(2.56)	-
Total dividends and distributions	-	-	-	(0.22)	(2.73)	(0.12)

Net Asset Value, End of Period	$ 13.59	$ 12.02	$ 10.29	$ 10.36	$ 13.01	$ 21.99

Total Return*	13.06%	16.81%	(0.68)%	(18.14)%	(31.45)%	9.80%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 18,142	$ 17,297	$ 15,475	$ 16,545	$ 22,021	$ 38,835
Ratio of net operating expenses to
average net assets (2) (3)	1.46%	1.43%	1.44%	1.72%	1.46%	1.42%
Ratio of net investment income (loss) to
average net assets (2)	0.31%	(0.39)%	(0.05)%	(0.26)%	1.25%	0.63%
Portfolio Turnover Rate	39%	109%	101%	82%	182%	66%

	Large Cap Growth Portfolio - Class I Shares
	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2012	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 18.26	$ 14.27	$ 12.29	$ 17.24	$ 17.27	$ 13.82
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.02	(0.14)	(0.15)	(0.13)	0.04	(0.17)
Net realized and unrealized gain (loss)	1.73	4.13	2.13	(4.79)	(0.07)	3.62
Total from investment operations	1.75	3.99	1.98	(4.92)	(0.03)	3.45
Dividends and Distributions:
Dividends from net investment income	-	-	-	(0.03)	-	-
Distributions from realized gains	(2.35)	-	-	-	-	-
Total dividends and distributions	(2.35)	-	-	(0.03)	-	-

Net Asset Value, End of Period	$ 17.66	$ 18.26	$ 14.27	$ 12.29	$ 17.24	$ 17.27

Total Return*	10.77%	27.96%	16.11%	(28.47)%	(0.17)%	24.96%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 21,323	$ 22,202	$ 20,076	$ 21,720	$ 33,260	$ 35,895
Ratio of net operating expenses to
average net assets (2) (4)	1.58%	1.50%	1.58%	1.91%	1.26%	1.51%
Ratio of net investment income (loss) to
average net assets (2)	0.23%	(0.74)%	(1.06)%	(1.12)%	0.20%	(1.07)%
Portfolio Turnover Rate	5%	163%	151%	200%	167%	104%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Value Portfolio: 1.60% for the six months ended February 29, 2012; 1.60% for the year ended August 31, 2011; 1.57% for the year ended August 31, 2010; 2.00% for the year ended August 31, 2009; 1.52% for the year ended August 31, 2008; and 1.43% for the year ended August 31, 2007.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Growth Portfolio: 1.58% for the six months ended February 29, 2012; 1.52% for the year ended  August 31, 2011; 1.61% for the year ended August 31, 2010; 1.91% for the year ended August 31, 2009; 1.28% for the year ended August 31, 2008; and 1.53% for the year ended August 31, 2007.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class I Shares
	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2012	August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)	2011	2010	2009	2008		2007
Net Asset Value, Beginning of Period	$ 9.54	$ 7.89	$ 7.73	$ 9.28	$ 10.42		$ 11.04
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	-	(0.06)	(0.05)	(0.03)	(0.03)		(0.04)
Net realized and unrealized gain (loss)	1.23	1.71	0.21	(1.52)	(0.33)		1.93
Total from investment operations	1.23	1.65	0.16	(1.55)	(0.36)		1.89
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-		-
Distributions from realized gains	-	-	-	-	(0.78)		(2.51)
Total dividends and distributions	-	-	-	-	(0.78)		(2.51)

Net Asset Value, End of Period	$ 10.77	$ 9.54	$ 7.89	$ 7.73	$ 9.28		$ 10.42

Total Return*	12.89%	20.91%	2.07%	(16.70)%	(3.59)%		19.19%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 10,280	$ 9,827	$ 8,643	$ 9,594	$ 12,964		$ 11,571
Ratio of net operating expenses to
average net assets (2) (3)	1.95%	1.83%	2.17%	2.34%	1.40%	(4)	1.61%
Ratio of net investment income (loss) to
average net assets (2)	(0.03)%	(0.57)%	(0.64)%	(0.53)%	(0.30)%		(0.39)%
Portfolio Turnover Rate	30%	93%	124%	88%	89%		78%

	Small Cap Portfolio - Class I Shares
	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2012	August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)	2011	2010	2009	2008		2007
Net Asset Value, Beginning of Period	$ 7.84	$ 6.85	$ 6.31	$ 9.06	$ 12.14		$ 13.05
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	-	(0.01)	(0.01)	-	0.02		0.03
Net realized and unrealized gain (loss)	0.84	1.00	0.55	(1.89)	(0.32)		1.57
Total from investment operations	0.84	0.99	0.54	(1.89)	(0.30)		1.60
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	(0.01)		-
Distributions from realized gains	(0.37)	-	-	(0.86)	(2.77)		(2.51)
Total dividends and distributions	(0.37)	-	-	(0.86)	(2.78)		(2.51)

Net Asset Value, End of Period	$ 8.31	$ 7.84	$ 6.85	$ 6.31	$ 9.06		$ 12.14

Total Return*	10.90%	14.45%	8.56%	(19.18)%	(2.50)%		13.35%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 10,893	$ 10,327	$ 9,737	$ 6,976	$ 11,124		$ 14,919
Ratio of net operating expenses to
average net assets (2) (5)	1.69%	1.71%	1.72%	2.22%	1.66%		1.31%
Ratio of net investment income (loss) to
average net assets adjusted for REIT income (2)	(0.10)%	(0.07)%	(0.19)%	0.04%	0.25%		0.27%
Portfolio Turnover Rate	23%	31%	64%	77%	58%		42%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Mid Capitalization Portfolio: 1.95% for the six months ended February 29, 2012; 1.84% for the year ended August 31, 2011; 2.18% for the year ended August 31, 2010; 2.35% for the year ended August 31, 2009; 1.41% for the year ended August 31, 2008; and 1.64% for the year ended August 31, 2007.

(4) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 1.37% for the same period for the Mid Capitalization Portfolio.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Small Cap Portfolio: 1.69% for the six months ended February 29, 2012; 1.71% for the year ended August 31, 2011; 1.72% for the year ended August 31, 2010; 2.24% for the year ended August 31, 2009; 1.69% for the year ended August 31, 2008; and 1.32% for the year ended August 31, 2007.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class I Shares
	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2012	August 31,	August 31,	August 31,		August 31,		August 31,
	(Unaudited)	2011	2010	2009		2008		2007
Net Asset Value, Beginning of Period	$ 10.04	$ 9.64	$ 9.60	$ 12.22		$ 14.73		$ 12.97
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	-	0.12	0.11	0.14		0.14		0.13
Net realized and unrealized gain (loss)	0.09	0.38	0.08	(2.59)		(2.49)		1.66
Total from investment operations	0.09	0.50	0.19	(2.45)		(2.35)		1.79
Dividends and Distributions:
Dividends from net investment income	(0.14)	(0.10)	(0.15)	(0.17)		(0.16)		(0.03)
Distributions from realized gains	-	-	-	-		-		-
Total dividends and distributions	(0.14)	(0.10)	(0.15)	(0.17)		(0.16)		(0.03)

Net Asset Value, End of Period	$ 9.99	$ 10.04	$ 9.64	$ 9.60		$ 12.22		$ 14.73

Total Return*	1.10%	5.05%	1.87%	(19.65)%		(16.16)%		13.82%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 6,557	$ 7,126	$ 7,418	$ 6,410		$ 8,867		$ 14,108
Ratio of net operating expenses to
average net assets (2) (3)	2.44%	2.61%	2.25%	1.95%		1.92%		1.78%
Ratio of net investment income (loss) to
average net assets (2)	0.15%	1.04%	1.06%	1.70%		1.00%		0.92%
Portfolio Turnover Rate	24%	43%	160%	52%		70%		83%

	Health & Biotechnology Portfolio - Class I Shares
	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2012	August 31,	August 31,	August 31,		August 31,		August 31,
	(Unaudited)	2011	2010	2009		2008		2007
Net Asset Value, Beginning of Period	$ 18.91	$ 15.02	$ 14.25	$ 14.37		$ 14.72		$ 13.40
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	-	(0.08)	(0.14)	(0.13)		(0.14)		(0.17)
Net realized and unrealized gain (loss)	1.41	3.97	0.91	0.01		(0.21)		1.49
Total from investment operations	1.41	3.89	0.77	(0.12)		(0.35)		1.32
Dividends and Distributions:
Dividends from net investment income	-	-	-	-		-		-
Distributions from realized gains	-	-	-	-		-		-
Total dividends and distributions	-	-	-	-		-		-

Net Asset Value, End of Period	$ 20.32	$ 18.91	$ 15.02	$ 14.25		$ 14.37		$ 14.72

Total Return*	7.46%	25.90%	5.40%	(0.84)%		(2.38)%		9.85%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 10,022	$ 8,460	$ 7,605	$ 8,481		$ 8,199		$ 2,137
Ratio of net operating expenses to
average net assets (2) (4)	2.20%	2.32%	2.39%	2.55%	(5)	2.29%	(5)	2.10%
Ratio of net investment income (loss) to
average net assets (2)	(0.04)%	(0.42)%	(0.87)%	(1.10)%		(1.02)%		(1.15)%
Portfolio Turnover Rate	11%	8%	14%	27%		15%		25%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the International Equity Portfolio: 2.46% for the six months ended February 29, 2012; 2.63% for the year ended August 31, 2011; 2.29% for the year ended August 31, 2010; 2.04% for the year ended August 31, 2009; 1.94% for the year ended August 31, 2008; and 1.82% for the year ended August 31, 2007.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 2.21% for the six months ended February 29, 2012; 2.34% for the year ended August 31, 2011; 2.41% for the year ended August 31, 2010; 2.56% for the year ended August 31, 2009; 2.30% for the year ended August 31, 2008; and 2.13% for the year ended August 31, 2007.

(5) During the years ended August 31, 2009 and August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 2.55% and 1.83% respectively for the same period for the Health & Biotechnology Portfolio.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class I Shares
	Six Months
	Ended
	February 29,	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2012	August 31,		August 31,	August 31,	August 31,		August 31,
	(Unaudited)	2011		2010	2009	2008		2007
Net Asset Value, Beginning of Period	$ 13.05	$ 10.66		$ 8.01	$ 9.09	$ 9.95		$ 7.47
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.07)	(0.27)		(0.23)	(0.15)	(0.15)		(0.15)
Net realized and unrealized gain (loss)	1.95	2.66		2.88	(0.93)	(0.71)		2.63
Total from investment operations	1.88	2.39		2.65	(1.08)	(0.86)		2.48
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-		-
Distributions from realized gains	(0.60)	-		-	-	-		-
Total dividends and distributions	(0.60)	-		-	-	-		-

Net Asset Value, End of Period	$ 14.33	$ 13.05		$ 10.66	$ 8.01	$ 9.09		$ 9.95

Total Return*	15.28%	22.42%		33.08%	(11.88)%	(8.64)%		33.20%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 30,498	$ 33,009		$ 8,651	$ 6,507	$ 7,317		$ 3,915
Ratio of net operating expenses to
average net assets (2) (3)	2.13%	2.26%	(4)	2.67%	2.80%	2.29%	(4)	2.19%
Ratio of net investment income (loss) to
average net assets (2)	(1.08)%	(1.81)%		(2.34)%	(2.32)%	(1.57)%		(1.73)%
Portfolio Turnover Rate	12%	603%		334%	279%	314%		163%

	Energy & Basic Materials Portfolio - Class I Shares
	Six Months
	Ended
	February 29,	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2012	August 31,		August 31,	August 31,	August 31,		August 31,
	(Unaudited)	2011		2010	2009	2008		2007
Net Asset Value, Beginning of Period	$ 14.62	$ 11.31		$ 10.72	$ 27.64	$ 34.71		$ 29.93
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)	(0.27)		(0.22)	(0.13)	(0.39)		(0.40)
Net realized and unrealized gain (loss)	1.00	3.58		0.81	(11.23)	4.17		6.10
Total from investment operations	0.99	3.31		0.59	(11.36)	3.78		5.70
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-		-
Distributions from realized gains	-	-		-	(5.56)	(10.85)		(0.92)
Total dividends and distributions	-	-		-	(5.56)	(10.85)		(0.92)

Net Asset Value, End of Period	$ 15.61	$ 14.62		$ 11.31	$ 10.72	$ 27.64		$ 34.71

Total Return*	6.77%	29.27%		5.50%	(35.08)%	10.71%		19.48%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 3,563	$ 3,620		$ 3,143	$ 3,090	$ 3,931		$ 3,144
Ratio of net operating expenses to
average net assets (2) (5)	2.66%	2.68%	(6)	2.64%	2.81%	2.26%	(6)	2.29%
Ratio of net investment income (loss) to
average net assets (2)	(0.13)%	(1.72)%		(1.77)%	(1.15)%	(1.28)%		(1.27)%
Portfolio Turnover Rate	26%	56%		65%	130%	139%		87%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 2.16% for the six months ended February 29, 2012; 2.26% for the year ended August 31, 2011; 2.70% for the year ended August 31, 2010; 3.34% for the year ended August 31, 2009; 2.39% for the year ended August 31, 2008; and 2.22% for the year ended August 31, 2007.

(4) During the years ended August 31, 2011 and August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 2.18% for the year ending August 31, 2011 and 2.23% for the year ending August 31, 2008 for the Technology & Communications Portfolio Portfolio.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 2.68% for the six months ended February 29, 2012; 2.69% for the year ended August 31, 2011; 2.64% for the year ended August 31, 2010; 3.00% for the year ended August 31, 2009; 2.30% for the year ended August 31, 2008; and 2.31% for the year ended August 31, 2007.

(6) During the years ended August 31, 2011 and August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 2.55% for the year ending August 31, 2011 and 2.21% for the year ending August 31, 2008 for the Energy & Basic Materials Portfolio.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class I Shares
	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2012	August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)	2011	2010	2009	2008		2007
Net Asset Value, Beginning of Period	$ 5.63	$ 5.61	$ 6.36	$ 8.58	$ 12.13		$ 13.50
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.02)	(0.09)	(0.12)	(0.03)	0.01		(0.07)
Net realized and unrealized gain (loss)	0.54	0.11	(0.63)	(2.19)	(2.41)		0.93
Total from investment operations	0.52	0.02	(0.75)	(2.22)	(2.40)		0.86
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-		-
Distributions from realized gains	-	-	-	-	(1.15)		(2.23)
Total dividends and distributions	-	-	-	-	(1.15)		(2.23)

Net Asset Value, End of Period	$ 6.15	$ 5.63	$ 5.61	$ 6.36	$ 8.58		$ 12.13

Total Return*	9.24%	0.36%	(11.79)%	(25.87)%	(21.73)%		5.21%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 1,284	$ 1,284	$ 1,216	$ 1,124	$ 1,450		$ 1,520
Ratio of net operating expenses to
average net assets (2) (3)	2.98%	2.99%	2.99%	2.78%	2.29%		2.29%
Ratio of net investment income (loss) to
average net assets (2)	(0.58)%	(1.45)%	(1.87)%	(0.54)%	0.13%		(0.49)%
Portfolio Turnover Rate	19%	56%	104%	92%	87%		92%

	Investment Quality Bond Portfolio - Class I Shares
	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2012	August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)	2011	2010	2009	2008		2007
Net Asset Value, Beginning of Period	$ 10.24	$ 10.52	$ 10.15	$ 9.90	$ 9.75		$ 9.68
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.09	0.27	0.31	0.28	0.36		0.33
Net realized and unrealized gain (loss)	0.06	(0.10)	0.37	0.25	0.15		0.07
Total from investment operations	0.15	0.17	0.68	0.53	0.51		0.40
Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.27)	(0.31)	(0.28)	(0.36)		(0.33)
Distributions from realized gains	(0.16)	(0.18)	-	-	-		-
Total dividends and distributions	(0.25)	(0.45)	(0.31)	(0.28)	(0.36)		(0.33)

Net Asset Value, End of Period	$ 10.14	$ 10.24	$ 10.52	$ 10.15	$ 9.90		$ 9.75

Total Return*	1.53%	1.64%	6.78%	5.44%	5.30%		4.17%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 9,631	$ 10,052	$ 11,997	$ 14,135	$ 13,350		$ 13,905
Ratio of net operating expenses to
average net assets (2) (4)	1.52%	1.52%	1.75%	1.69%	1.40%	(5)	1.40%
Ratio of net investment income (loss) to
average net assets (2)	1.89%	2.58%	2.99%	2.79%	3.66%		3.41%
Portfolio Turnover Rate	4%	26%	31%	45%	39%		49%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services Portfolio: 3.77% for the six months ended February 29, 2012; 4.19% for the year ended August 31, 2011; 3.81% for the year ended August 31, 2010; 4.17% for the year ended August 31, 2009; 3.29% for the year ended August 31, 2008; and 3.42% for the year ended August 31, 2007.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 1.52% for the six months ended February 29, 2012; 1.52% for the year ended August 31, 2011; 1.75% for the year ended August 31, 2010; 1.69% for the year ended August 31, 2009; 1.40% for the year ended August 31, 2008; 1.50% for the year ended August 31, 2007.

(5) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 1.36% for the same period for the Investment Quality Bond Portfolio.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class I Shares
	Six Months
	Ended
	February 29,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2012		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$ 9.94		$ 10.06		$ 9.68		$ 9.93		$ 9.99		$ 10.19
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.04		0.12		0.19		0.25		0.32		0.32
Net realized and unrealized gain (loss)	0.21		(0.11)		0.38		(0.11)		0.00	**	(0.19)
Total from investment operations	0.25		0.01		0.57		0.14		0.32		0.13
Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.13)		(0.19)		(0.25)		(0.32)		(0.32)
Distributions from realized gains	-		-		-		(0.14)		(0.06)		(0.01)
Total dividends and distributions	(0.04)		(0.13)		(0.19)		(0.39)		(0.38)		(0.33)

Net Asset Value, End of Period	$ 10.15		$ 9.94		$ 10.06		$ 9.68		$ 9.93		$ 9.99

Total Return*	2.52%		0.08%		6.00%		1.22%		3.24%		1.33%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 3,288		$ 3,585		$ 3,089		$ 2,512		$ 3,067		$ 4,173
Ratio of net operating expenses to
average net assets (2) (3)	1.89%		1.60%		1.90%		1.74%		1.40%		1.40%
Ratio of net investment income (loss) to
average net assets (2)	0.80%		1.25%		1.96%		2.55%		3.16%		3.21%
Portfolio Turnover Rate	4%		31%		17%		26%		3%		33%

	U.S. Government Money Market Portfolio - Class I Shares
	Six Months
	Ended
	February 29,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2012		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.00	**	0.00	**	0.00	**	0.00	**	0.02		0.04
Net realized and unrealized gain (loss)	-		-		-		-		-		-
Total from investment operations	0.00	**	0.00	**	0.00	**	0.00	**	0.02		0.04
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**	(0.02)		(0.04)
Distributions from realized gains	-		-		-		-		-		-
Total dividends and distributions	(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**	(0.02)		(0.04)

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return*	0.00%		0.01%		0.01%		0.10%		2.07%		4.10%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 14,195		$ 15,061		$ 19,253		$ 26,827		$ 26,601		$ 16,027
Ratio of net operating expenses to
average net assets (2) (4)	0.09%		0.14%		0.15%	(5)	0.70%	(5)	1.25%		1.25%
Ratio of net investment income (loss) to
average net assets (2)	0.01%		0.01%		0.01%		0.09%		1.93%		4.07%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio: 1.89% for the six months ended February 29, 2012; 1.60% for the year ended August 31, 2011; 2.26% for the year ended August 31, 2010; 1.89% for the year ended August 31, 2009; 1.71% for the year ended August 31, 2008; and 1.60% for the year ended August 31, 2007.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 1.02% for the six months ended February 29, 2012; 0.99% for the year ended August 31, 2011; 1.48% for the year ended August 31, 2010; 1.32% for the year ended August 31, 2009; 1.27% for the year ended August 31, 2008 and 1.38% for the year ended August 31, 2007.

(5) The U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.   The ratio of net operating expenses to average daily net assets including these expenses was 0.16% during the year ended August 31, 2010 and 0.78% during the year ended August 31, 2009.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Global Enhanced Real Return Portfolio - Class I Shares
	Six Months
	Ended	February 1,
	February 29,	2011 (1) to
	2012	August 31,
	(Unaudited)	2011
Net Asset Value, Beginning of Period	$ 10.28	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	(0.02)	0.09
Net realized and unrealized gain (loss)	0.01	0.19
Total from investment operations	(0.01)	0.28
Dividends and Distributions:
Dividends from net investment income	-	-
Distributions from realized gains	-	-
Total dividends and distributions	-	-

Net Asset Value, End of Period	$ 10.27	$ 10.28

Total Return*	0.35%	2.80%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 6,147	$ 6,105
Ratio of net operating expenses to
average net assets (3)(4)	1.25%	1.25%
Ratio of net investment income (loss) to
average net assets (3)	(1.01)%	1.58%
Portfolio Turnover Rate	54%	105%
	James Alpha Global Real Estate Investments Portfolio - Class I Shares
	Six Months
	Ended	August 1,
	February 29,	2011 (1) to
	2012	August 31,
	(Unaudited)	2011
Net Asset Value, Beginning of Period	$ 19.11	$ 20.72
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.36	0.03
Net realized and unrealized gain (loss)	1.00	(1.64)
Total from investment operations	1.36	(1.61)
Dividends and Distributions:
Dividends from net investment income	-	-
Distributions from realized gains	(0.30)	-
Total dividends and distributions	(0.30)	-

Net Asset Value, End of Period	$ 20.17	$ 19.11

Total Return*	7.23%	(7.77)%
Ratios and Supplemental Data:
Net assets, end of period	$ 17	$ 549
Ratio of net operating expenses to
average net assets (3)(5)	2.44%	2.50%
Ratio of net investment income (loss) to
average net assets (3)	3.90%	4.00%
Portfolio Turnover Rate	328%	284%
(1) Commencement of offering.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Armored Wolf, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Enhanced Real Return Portfolio: 2.44% for the six months ended February 29, 2012; 3.62% for the period ended August 31, 2011.

(5) Before the application of any fees waived or reimbursed by Ascent Investment Advisors, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Real Estate Investments Portfolio: 2.44% for the six months ended February 29, 2012; 4.33% for the period ended August 31, 2011.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2011 through February 29, 2012.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “ Expenses Paid” to estimate the expenses paid on the account during the period.

Beginning Account Value – 9/1/2011		Ending Account Value – 2/29/2012	Expense Paid 9/1/2011-2/29/2012*	Expense Ratio [Annualized]
Actual Expenses – Table 1:
Large Capitalization Value – Class I	$1,000.00	$1,130.60	$7.73	1.46%
Large Capitalization Value – Class A	1,000.00	1,129.30	9.85	1.86%
Large Capitalization Value – Class B	1,000.00	1,126.40	13.01	2.46%
Large Capitalization Value – Class C	1,000.00	1,125.50	13.00	2.46%
Large Capitalization Growth – Class I	1,000.00	1,107.70	8.28	1.58%
Large Capitalization Growth – Class A	1,000.00	1,105.20	10.36	1.98%
Large Capitalization Growth – Class B	1,000.00	1,101.70	13.43	2.57%
Large Capitalization Growth – Class C	1,000.00	1,102.20	13.49	2.58%
Mid Capitalization – Class I	1,000.00	1,128.90	10.32	1.95%
Mid Capitalization – Class A	1,000.00	1,127.50	12.43	2.35%
Mid Capitalization – Class B	1,000.00	1,122.80	15.57	2.95%
Mid Capitalization – Class C	1,000.00	1,124.40	15.58	2.95%
Small Capitalization – Class I	1,000.00	1,109.00	8.86	1.69%
Small Capitalization – Class A	1,000.00	1,107.70	10.95	2.09%
Small Capitalization – Class B	1,000.00	1,103.90	14.07	2.69%
Small Capitalization – Class C	1,000.00	1,103.10	14.07	2.69%
International Equity – Class I	1,000.00	1,011.00	12.20	2.44%
International Equity – Class A	1,000.00	1,008.80	14.18	2.84%
International Equity – Class B	1,000.00	1,006.30	17.16	3.44%
International Equity – Class C	1,000.00	1,004.90	17.15	3.44%
Health & Biotechnology – Class I	1,000.00	1,074.60	11.35	2.20%
Health & Biotechnology – Class A	1,000.00	1,072.00	13.39	2.60%
Health & Biotechnology – Class B	1,000.00	1,069.50	16.47	3.20%
Health & Biotechnology – Class C	1,000.00	1,069.20	16.46	3.20%
Technology & Communications – Class I	1,000.00	1,152.80	11.40	2.13%
Technology & Communications – Class A	1,000.00	1,150.20	13.53	2.53%
Technology & Communications – Class B	1,000.00	1,146.80	16.71	3.13%
Technology & Communications – Class C	1,000.00	1,147.70	16.71	3.13%
Energy & Basic Materials – Class I	1,000.00	1,067.70	13.68	2.66%
Energy & Basic Materials – Class A	1,000.00	1,065.50	15.71	3.06%
Energy & Basic Materials – Class B	1,000.00	1,063.20	18.78	3.66%
Energy & Basic Materials – Class C	1,000.00	1,061.90	18.76	3.66%
Financial Services – Class I	1,000.00	1,092.40	15.50	2.98%
Financial Services – Class A	1,000.00	1,090.60	17.57	3.38%
Financial Services – Class B	1,000.00	1,086.30	20.65	3.98%
Financial Services – Class C	1,000.00	1,086.50	20.65	3.98%
Investment Quality Bond – Class I	1,000.00	1,015.30	7.62	1.52%
Investment Quality Bond – Class A	1,000.00	1,013.30	9.61	1.92%
Investment Quality Bond – Class B	1,000.00	1,011.30	13.25	2.65%
Investment Quality Bond – Class C	1,000.00	1,010.30	12.55	2.51%
Municipal Bond – Class I	1,000.00	1,025.20	9.52	1.89%
Municipal Bond – Class A	1,000.00	1,023.20	11.57	2.30%
Municipal Bond – Class B	1,000.00	1,022.80	14.03	2.79%
Municipal Bond – Class C	1,000.00	1,024.10	14.49	2.88%
U.S. Government Money Market – Class I	1,000.00	1,000.00	0.45	0.09%
U.S. Government Money Market – Class A	1,000.00	1,000.10	2.44	0.49%
U.S. Government Money Market – Class B	1,000.00	1,000.00	5.52	1.11%
U.S. Government Money Market – Class C	1,000.00	1,000.10	5.42	1.09%
James Alpha Global Enhanced Real Return - Class A	1,000.00	1,002.00	7.47	1.50%
James Alpha Global Enhanced Real Return - Class C**	1,000.00	1,000.00	3.38	2.25%
James Alpha Global Enhanced Real Return - Class I	1,000.00	1,003.50	6.23	1.25%
James Alpha Global Real Estate Investments – Class A	1,000.00	1,070.70	13.80	2.68%
James Alpha Global Real Estate Investments – Class C**	1,000.00	1,000.00	2.07	2.44%
James Alpha Global Real Estate Investments – Class I	1,000.00	1,072.30	2.14	2.44%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’ s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’ s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in the fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Beginning Account Value – 9/1/2011		Ending Account Value – 2/29/2012	Expense Paid 9/1/2011-2/29/2012*	Expense Ratio [Annualized]
Hypothetical [5% Return Before Expenses] – Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,017.60	$7.32	1.46%
Large Capitalization Value – Class A	1,000.00	1,015.61	9.32	1.86%
Large Capitalization Value – Class B	1,000.00	1,012.63	12.31	2.46%
Large Capitalization Value – Class C	1,000.00	1,012.63	12.31	2.46%
Large Capitalization Growth – Class I	1,000.00	1,017.01	7.92	1.58%
Large Capitalization Growth – Class A	1,000.00	1,015.02	9.92	1.98%
Large Capitalization Growth – Class B	1,000.00	1,012.08	12.86	2.57%
Large Capitalization Growth – Class C	1,000.00	1,012.03	12.91	2.58%
Mid Capitalization – Class I	1,000.00	1,015.17	9.77	1.95%
Mid Capitalization – Class A	1,000.00	1,013.18	11.76	2.35%
Mid Capitalization – Class B	1,000.00	1,010.19	14.74	2.95%
Mid Capitalization – Class C	1,000.00	1,010.19	14.74	2.95%
Small Capitalization – Class I	1,000.00	1,016.46	8.47	1.69%
Small Capitalization – Class A	1,000.00	1,014.47	10.47	2.09%
Small Capitalization – Class B	1,000.00	1,011.49	13.45	2.69%
Small Capitalization – Class C	1,000.00	1,011.49	13.45	2.69%
International Equity – Class I	1,000.00	1,012.73	12.21	2.44%
International Equity – Class A	1,000.00	1,010.74	14.20	2.84%
International Equity – Class B	1,000.00	1,007.76	17.17	3.44%
International Equity – Class C	1,000.00	1,007.76	17.17	3.44%
Health & Biotechnology – Class I	1,000.00	1,013.92	11.02	2.20%
Health & Biotechnology – Class A	1,000.00	1,011.93	13.01	2.60%
Health & Biotechnology – Class B	1,000.00	1,008.95	15.98	3.20%
Health & Biotechnology – Class C	1,000.00	1,008.95	15.98	3.20%
Technology & Communications – Class I	1,000.00	1,014.27	10.67	2.13%
Technology & Communications – Class A	1,000.00	1,012.28	12.66	2.53%
Technology & Communications – Class B	1,000.00	1,009.30	15.64	3.13%
Technology & Communications – Class C	1,000.00	1,009.30	15.64	3.13%
Energy & Basic Materials – Class I	1,000.00	1,011.64	13.30	2.66%
Energy & Basic Materials – Class A	1,000.00	1,009.65	15.29	3.06%
Energy & Basic Materials – Class B	1,000.00	1,006.66	18.26	3.66%
Energy & Basic Materials – Class C	1,000.00	1,006.66	18.26	3.66%
Financial Services – Class I	1,000.00	1,010.04	14.89	2.98%
Financial Services – Class A	1,000.00	1,008.06	16.88	3.38%
Financial Services – Class B	1,000.00	1,005.07	19.84	3.98%
Financial Services – Class C	1,000.00	1,005.07	19.84	3.98%
Investment Quality Bond – Class I	1,000.00	1,017.30	7.62	1.52%
Investment Quality Bond – Class A	1,000.00	1,015.32	9.62	1.92%
Investment Quality Bond – Class B	1,000.00	1,011.69	13.25	2.65%
Investment Quality Bond – Class C	1,000.00	1,012.38	12.56	2.51%
Municipal Bond – Class I	1,000.00	1,015.47	9.47	1.89%
Municipal Bond – Class A	1,000.00	1,013.43	11.51	2.30%
Municipal Bond – Class B	1,000.00	1,010.99	13.95	2.79%
Municipal Bond – Class C	1,000.00	1,010.54	14.40	2.88%
U.S. Government Money Market – Class I	1,000.00	1,024.42	0.45	0.09%
U.S. Government Money Market – Class A	1,000.00	1,022.43	2.46	0.49%
U.S. Government Money Market – Class B	1,000.00	1,019.34	5.57	1.11%
U.S. Government Money Market – Class C	1,000.00	1,019.44	5.47	1.09%
James Alpha Global Enhanced Real Return - Class A	1,000.00	1,017.40	7.52	1.50%
James Alpha Global Enhanced Real Return - Class C**	1,000.00	1,005.64	1.88	2.25%
James Alpha Global Enhanced Real Return - Class I	1,000.00	1,018.65	6.27	1.25%
James Alpha Global Real Estate Investments – Class A	1,000.00	1,011.54	13.40	2.68%
James Alpha Global Real Estate Investments – Class C**	1,000.00	1,003.85	3.67	2.44%
James Alpha Global Real Estate Investments - Class I	1,000.00	1,012.73	12.21	2.44%

* Expenses are equal to the Portfolio’ s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the days in reporting period).

**Actual Expenses for James Alpha Global Enhanced Real Return Class C and James Alpha Global Real Estate Investments Class C are equal to the Portfolio’ s annualized expense ratio, multiplied by the average account value over the period, multiplied by 55/366 (to reflect the number of days the Portfolio was in existence).

Rev July 2011
FACTS?	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Saratoga Advantage Trust (“ The Trust” ) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’ t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’ t share
For our affiliates to market to you	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?

Call 1-800-807-FUND

Page 2

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my	To protect your personal information from unauthorized access personal information?

and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’ t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes— information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

•

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the period ended June 30, 2011 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Security and Exchange Commission’ s (“ SEC” ) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’ s website at http://www.sec.gov and may be reviewed and copied at the SEC’ s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 29, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Saratoga Advantage Trust

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Jonathan W. Ventimiglia

            Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date

5/10/12

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/10/12

* Print the name and title of each signing officer under his or her signature.